                                                      [NUVEEN LOGO APPEARS HERE]



Nuveen Tax-Free Mutual Funds

Dependable tax-free
income for generations

CALIFORNIA

CALIFORNIA INSURED

MASSACHUSETTS

MASSACHUSETTS INSURED

NEW YORK

NEW YORK INSURED

OHIO

                                                  [PHOTO OF COUPLE APPEARS HERE]

SEMIANNUAL REPORT/AUGUST 31, 1995

                        CONTENTS

                       3   Dear shareholder
                       5   Answering your questions
                       9   Fund performance
                       13  Portfolio of investments
                       53  Statement of net assets
                       55  Statement of operations
                       57  Statement of changes in net assets
                       61  Notes to financial statements
                       74  Financial highlights

Dear
shareholder

[PHOTO OF RICHARD J. FRANKE]

"Over time,
municipal bonds
have proven to
be a valuable
and dependable
component of
successful investment
programs."


Since the beginning of 1995, we have enjoyed a welcome rebound in the bond markets, as we put 1994-a dismal period in bond market history-behind us. This year serves as a reminder that weathering the ups and downs of the market is a normal part of the investment process. It helps to put things in perspective if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals minimizes the impact of any short-term market volatility.

  Municipal bond funds continue to be one of the best ways to invest for the long term, offering diversification across market sectors, relative stability of principal, and steady income. Throughout this period, we have kept our sights focused on meeting these objectives, providing you with a source of stable current income, credit quality, and enhanced share price relative to the market as a whole.

  As of August 31, 1995, the current yields on net asset values of Class R shares for the funds covered in this report ranged from 4.92% to 5.41%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 7.69% on taxable alternatives, which would be difficult to achieve using securities of comparable credit quality. When state taxes are added to this equation, the after-tax yield advantage provided by municipal bonds is even greater.

  In addition, each of the funds in this report posted gains in net asset value over August 31, 1994, figures, reflecting growth of fund principal. The 12-month total returns for these funds, incorporating share price gains as well as reinvested dividend income, ranged from 7.50% to 8.24%. That is equivalent to taxable total returns in a range of 11.82% to 12.67%.

  These performance results remind us of the important role that municipal bonds-and the tax-free income they provide-can play as part of an investment strategy focused on diversification and long-term performance. Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs.

 The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free mutual funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.

  We use a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers of changes that will affect quality.

  Nuveen also prides itself on its superior service to shareholders. Through annual and semiannual reports, regular statements, and our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and ensure that products are selected to meet your needs.

  As you review the following pages detailing the performance of your tax-free mutual fund, I hope you come away with the feeling that these results, coupled with Nuveen's continued pledge of superior service, add up to a rewarding investing experience. We look forward to serving your tax-free investment needs in the future.

                                             Sincerely,

                                             /s/ Richard J. Franke
                                             ----------------------
                                             Richard J. Franke
                                             Chairman of the Board
                                             October 16, 1995

Answering your
questions

Tom Spalding, head of Nuveen's
portfolio management team,
offers insights into our approach
to fund management and the
outlook for Nuveen's Tax-Free
Mutual Funds.



          What does
     Nuveen mean by
 "value investing"?

At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. Our value investing approach avoids predictions about the direction of the markets or the economy in general, concentrating instead on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.

  While the concept sounds simple, successful value investing must be based on sound research that supports the selection of quality bonds. It also requires an ability to recognize value by gaining insights into individual issuers as well as specific bonds-information that often goes beyond that which is readily

[PHOTO OF TOM SPALDING HERE]


Tom Spalding, head
of Nuveen's portfolio
management team,
answers investors'
questions on developments
in the
municipal market.

available to the market in general. Having the largest research staff in the investment management industry dedicated exclusively to gathering this type of information on municipal bonds is reflected in the long-term results of our value investing approach.

  We believe that value investing gives us an important edge in the management of municipal bond funds, an edge that translates to helping you meet your goals and expectations.


    How does the work
     done by Nuveen's
  Research Department
     help support the
   value of my funds?

At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. And sound research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification-key elements of a successful fixed income investment program.

  Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase-even those rated AAA by the rating agencies.

  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets. This daily surveillance of events and trends in the credit markets assists us in monitoring the underlying value of our holdings.

  This combination of in depth research and review helps your tax-free municipal investments to meet your expectations for dependable income and credit safety.



     What impact have
      Federal Reserve
 Board actions had on
         bond prices?

Between February 1994 and February 1995, the Federal Reserve Board moved an unprecedented seven times to raise short-term interest rates. Board chairman Greenspan justified the hikes in short-term rates on the basis that the increases would cause the economy to slow enough in the future to relieve any inflationary pressures and avoid a significant increase in the rate of inflation. These increases in short-term rates reduced demand for long-term bonds, which had the complementary effects of lowering bond prices and raising bond yields.

  On July 6, 1995, after much anticipation, the Federal Reserve Board cautiously declared victory for this policy, making its first move to ease rates in nearly three years. Long-term bond yields had already fallen substantially, in anticipation of the Fed's move. In subsequent meetings, the Fed has held off on any further action, sending the message that it believes the economy is on the right track.

         What is the
 current outlook for
    municipal bonds?

With the rebound in the bond market at the beginning of 1995 and some consensus that inflation is under control, economic indicators are favorable for municipal bonds. Technical issues also point to a more favorable climate.

  One technical issue that affects bond prices is the supply and demand situation. While supplies of municipal bonds had been lagging over the past few quarters, new issue supply rose sharply in the second quarter of 1995. Demand has been somewhat subdued by extraordinary market volatility over the past 18 months and by the mounting discussion of the ramifications of proposed tax law reforms.

 We believe that municipal bonds continue to be a fundamentally sound and attractive investment option, offering one of the few remaining tax-advantaged alternatives. Once investors are more confident that the interest rate environment has stabilized, we expect to see the demand for municipal investments resume its long-term upward trend.

NUVEEN CALIFORNIA
TAX-FREE VALUE FUND

California

Nuveen funds set dividends with stability in mind, seeking a level that is expected to be sustainable. The Fund adjusted its dividend on R shares in June following more than nine months at its previous level, and paid a capital gains distribution in October.

                             [GRAPH APPEARS HERE]

                      12 MONTH DIVIDEND HISTORY-R SHARES
                                 09/94 = .0485
                                 11/94 = .1225
                                 12/94 = .0485
                                 01/95 = .0485
                                 02/95 = .0485
                                 03/95 = .0485
                                 04/95 = .0485
                                 05/95 = .0485
                                 06/95 = .0485
                                 07/95 = .0480
                                 08/95 = .0480
                                 09/95 = .0480

                       [_] Capital Gains

FUND HIGHLIGHTS 8/31/95
Current SEC yield on R Shares*                     5.41%
Taxable-equivalent yield on R Shares**             9.41%
12-mo. total return on R Shares*                   7.50%
Taxable-equivalent total return on R Shares**     11.85%
Combined state and federal tax rate                42.5%


The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 12.




NUVEEN CALIFORNIA INSURED
TAX-FREE VALUE FUND

California Insured

Shareholders enjoyed a stable dividend on R shares for six months, followed by a modest reduction to 4.6 cents per share in April as called bonds were replaced at today's lower rates. Shareholders also received a capital gains distribution in October.

                             [GRAPH APPEARS HERE]

                      12 MONTH DIVIDEND HISTORY-R SHARES
                                 09/94 = .0465
                                 10/94 = .0746
                                 11/94 = .0470
                                 12/94 = .0470
                                 01/95 = .0470
                                 02/95 = .0470
                                 03/95 = .0470
                                 04/95 = .0460
                                 05/95 = .0460
                                 06/95 = .0460
                                 07/95 = .0460
                                 08/95 = .0460

                       [_] Capital Gains



FUND HIGHLIGHTS 8/31/95
Current SEC yield on R Shares*                     5.25%
Taxable-equivalent yield on R Shares**             9.13%
12-mo. total return on R Shares*                   7.66%
Taxable-equivalent total return on R Shares**     11.82%
Federal tax rate                                   42.5%

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 12.

NUVEEN MASSACHUSETTS
TAX-FREE VALUE FUND

Massachusetts

In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 11 months of stable dividends following a dividend increase on R shares in October 1994.


                             [GRAPH APPEARS HERE]

                      12 MONTH DIVIDEND HISTORY-R SHARES
                                 09/94 = .0445
                                 10/94 = .0455
                                 11/94 = .0455
                                 12/94 = .0455
                                 01/95 = .0455
                                 02/95 = .0455
                                 03/95 = .0455
                                 04/95 = .0455
                                 05/95 = .0455
                                 06/95 = .0455
                                 07/95 = .0455
                                 08/95 = .0455



FUND HIGHLIGHTS 8/31/95

Current SEC yield on R Shares*                     5.14%
Taxable-equivalent yield on R Shares**             9.10%
12-mo. total return on R Shares*                   8.15%
Taxable-equivalent total return on R Shares**     12.67%
Combined state and federal tax rate                43.5%

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 12.



NUVEEN MASSACHUSETTS INSURED
TAX-FREE VALUE FUND

Massachusetts Insured

Nuveen funds set dividends with stability in mind, seeking a level that is expected to be sustainable over time. The Fund adjusted the monthly tax-free dividend on R shares twice during the period.


                             [GRAPH APPEARS HERE]

                      12 MONTH DIVIDEND HISTORY-R SHARES
                                 09/94 = .0460
                                 10/94 = .0460
                                 11/94 = .0460
                                 12/94 = .0460
                                 01/95 = .0460
                                 02/95 = .0460
                                 03/95 = .0460
                                 04/95 = .0460
                                 05/95 = .0455
                                 06/95 = .0455
                                 07/95 = .0450
                                 08/95 = .0450



 FUND HIGHLIGHTS 8/31/95
 Current SEC yield on R Shares*                       4.92%
 Taxable-equivalent yield on R Shares**               8.71%
 12-mo. total return on R Shares*                     8.19%
 Taxable-equivalent total return on R Shares**       12.52%
 Combined state and federal tax rate                  43.5%

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 12.

NUVEEN NEW YORK TAX-FREE
VALUE FUND

New York

Shareholders enjoyed a dividend increase in December, bringing the Fund's monthly tax-free dividend on R shares to 4.85 cents per share. Shareholders also received a capital gains distribution in October.

                             [GRAPH APPEARS HERE]

                      12 MONTH DIVIDEND HISTORY-R SHARES
                                 09/94 = .0475
                                 10/94 = .0949
                                 11/94 = .0475
                                 12/94 = .0485
                                 01/95 = .0485
                                 02/95 = .0485
                                 03/95 = .0485
                                 04/95 = .0485
                                 05/95 = .0485
                                 06/95 = .0485
                                 07/95 = .0485
                                 08/95 = .0485

                       [_] Capital Gains

 FUND HIGHLIGHTS 8/31/95
 Current SEC yield on R Shares*                    5.33%
 Taxable-equivalent yield on R Shares**            9.03%
 12-mo. total return on R Shares*                  7.90%
 Taxable-equivalent total return on R Shares**    11.95%
 Combined state and federal tax rate               41.0%

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 12.



NUVEEN NEW YORK INSURED
TAX-FREE VALUE FUND

New York Insured

Nuveen funds set dividends with stability in mind, seeking a level that is expected to be sustainable over time. The Fund adjusted the monthly tax-free dividend on R shares twice during the period, and paid two capital gains distributions.

                             [GRAPH APPEARS HERE]

                      12 MONTH DIVIDEND HISTORY-R SHARES
                                 09/94 = .0460
                                 10/94 = .0655
                                 11/94 = .0465
                                 12/94 = .0679
                                 01/95 = .0465
                                 02/95 = .0465
                                 03/95 = .0465
                                 04/95 = .0465
                                 05/95 = .0465
                                 06/95 = .0465
                                 07/95 = .0460
                                 08/95 = .0460

                       [_] Capital Gains



 FUND HIGHLIGHTS 8/31/95
 Current SEC yield on R Shares*                       5.04%
 Taxable-equivalent yield on R Shares**               8.54%
 12-mo. total return on R Shares*                     8.23%
 Taxable-equivalent total return on R Shares**       12.15%
 Combined state and federal tax rate                  41.0%



The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 12.

NUVEEN OHIO
TAX-FREE VALUE FUND

Ohio


The Fund's dividend on R shares remained relatively stable during the period. Shareholders also received a capital gains distribution in October.

                             [GRAPH APPEARS HERE]

                      12 MONTH DIVIDEND HISTORY-R SHARES
                                 09/94 = .0475
                                 10/94 = .0881
                                 11/94 = .0475
                                 12/94 = .0475
                                 01/95 = .0475
                                 02/95 = .0475
                                 03/95 = .0475
                                 04/95 = .0475
                                 05/95 = .0475
                                 06/95 = .0475
                                 07/95 = .0470
                                 08/95 = .0470

                       [_] Capital Gains

 FUND HIGHLIGHTS 8/31/95
 Current SEC yield on R Shares*                      5.36%
 Taxable-equivalent yield on R Shares**              9.08%
 12-mo. total return on R Shares*                    8.24%
 Taxable-equivalent total return on R Shares**      12.26%
 Combined state and federal tax rate                 41.0%


The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on this page.



* All shares issued prior to September 6, 1994, have designated as Class R Shares, which are currently available only for dividend reinvestment and certain other restricted situations. Please see Financial Highlights beginning on page 74 for additional data on Class A and C Shares.

** An investor subject to the indicated income tax rate would have to receive this return from a fully taxable investment to equal the stated yield and total return on an after-tax basis.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA TAX-FREE VALUE FUND
                   NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORTAUGUST 31, 1995

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  3,150,000 California Educational
               Facilities Authority
               (University of Southern
               California),
               7.200%, 10/01/15             10/97 at 102        Aa $  3,403,449
              California General
               Obligation:
    3,000,000 6.250%, 9/01/12               No Opt. Call        A1    3,141,360
    5,000,000 5.750%, 3/01/23                3/04 at 102        A1    4,742,600
              California Health
               Facilities Financing
               Authority
               (Small Facilities Pooled
               Loan Program):
    3,000,000 7.400%, 4/01/14                4/05 at 102         A    3,232,350
    3,635,000 7.500%, 4/01/22                4/05 at 102         A    4,126,198
    1,700,000 California Health
               Facilities Authority
               (Sutter Health System),
               7.000%, 1/01/09               1/99 at 102        A1    1,783,130
    2,000,000 California Health
               Facilities Financing
               Authority (Health
               Dimensions, Inc.), 7.500%,
               5/01/15                       5/00 at 102        Ba    2,012,140
    2,000,000 California Health
               Facilities Financing
               Authority (Sisters of
               Providence), 7.500%,
               10/01/10                     10/00 at 102       AA-    2,180,380
    4,380,000 California Health
               Facilities Financing
               Authority (Kaiser
               Permanente), 7.000%,
               12/01/10                     12/00 at 102       Aa3    4,714,413
    2,425,000 California Housing Finance
               Agency, Home Mortgage,
               8.100%, 8/01/16               8/96 at 102        Aa    2,527,020
    8,470,000 California Public Works
               Board
               (California State
               University Project),
               6.700%, 10/01/17             10/02 at 102         A    8,760,098
    1,000,000 California State Public
               Works Board, High
               Technology Facilities
               Lease (The Regents of the
               University of California-
               San Diego Facility),
               7.375%, 4/01/06              No Opt. Call        A1    1,074,050
    2,500,000 California Statewide
               Communities Development
               Corporation (Solheim
               Lutheran Home),
               Certificates of
               Participation, 6.500%,
               11/01/17                     11/04 at 102         A    2,507,575
    3,000,000 California Statewide
               Communities Development
               Authority (St. Joseph
               Health System),
               Certificates of
               Participation, 6.500%,
               7/01/15                       7/04 at 102        Aa    3,120,330
    1,500,000 ABAG Finance Authority for
               Nonprofit Corporations
               (Channing House),
               Certificates of
               Participation, 7.125%,
               1/01/21                       1/01 at 102         A    1,590,555
    6,400,000 Alameda County,
               Certificates of
               Participation, 6.000%,
               6/01/22                       6/02 at 102         A    6,049,984
    2,035,000 Bella Vista Water District,
               Certificates of
               Participation, 7.375%,
               10/01/17                     10/01 at 102       Baa    2,128,752
    7,000,000 Brea Redevelopment Agency,
               Tax Allocation, 5.500%,
               8/01/17                       8/03 at 102       Aaa    6,592,180
              Carson Redevelopment
               Agency, Tax Allocation:
    1,000,000 6.000%, 10/01/13              10/03 at 102       Baa      957,430
    2,000,000 6.000%, 10/01/16              10/03 at 102      Baa1    1,872,900

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  2,000,000 Chico Redevelopment Agency,
               Certificates of
               Participation (Sierra
               Sunrise Lodge),
               6.750%, 2/01/21               2/01 at 102         A $  2,033,600
    2,835,000 Chico (Walker Senior
               Housing Corporation),
               5.700%, 11/01/23             11/03 at 102         A    2,577,213
    6,500,000 Contra Costa County, FHA-
               Insured Mortgage (Cedar
               Points Apartments),
               6.150%, 9/01/25               9/03 at 103       AAA    6,505,135
    2,000,000 Desert Hospital District,
               Certificates of
               Participation,
               8.100%, 7/01/20 (Pre-
               refunded to 7/01/00)          7/00 at 102       AAA    2,355,100
              East Bay Municipal Utility
               District, Water System:
    1,950,000 7.500%, 6/01/18 (Pre-
               refunded to 6/01/00)          6/00 at 102       Aaa    2,241,720
    4,000,000 6.000%, 6/01/20                6/02 at 102       AA-    3,948,760
    4,000,000 6.375%, 6/01/21 (Pre-
               refunded to 12/01/01)        12/01 at 102       Aaa    4,483,520
    2,500,000 Fontana Public Financing
               Authority, Tax Allocation
               (North Fontana
               Redevelopment Project),
               7.250%, 9/01/20               9/00 at 102         A    2,641,450
    1,475,000 LaQuinta Redevelopment
               Agency, Tax Allocation,
               8.000%, 9/01/12 (Pre-
               refunded to 9/01/98)          9/98 at 102      Baa1    1,656,145
    2,475,000 Loma Linda University
               Medical Center,
               6.000%, 12/01/06             12/03 at 102       BBB    2,503,042
    4,000,000 Los Angeles Convention and
               Exhibition Center
               Authority, 5.375%, 8/15/18    8/03 at 102       Aaa    3,685,760
    3,505,000 Los Angeles Harbor, 7.600%,
               10/01/18                     10/98 at 102       AAA    3,962,332
      280,000 Los Angeles Home Mortgage
               (GNMA), 8.100%, 5/01/17      No Opt. Call       Aaa      318,312
    2,400,000 Los Angeles State Building
               Authority, 7.500%, 3/01/11
               (Pre-refunded to 3/01/98)     3/98 at 102       AAA    2,640,816
    5,000,000 Los Angeles Wastewater
               System, 5.700%, 6/01/23       6/03 at 102       Aaa    4,778,450
    3,350,000 Los Angeles County
               Metropolitan
               Transportation Authority,
               5.000%, 7/01/21               7/03 at 100       Aaa    2,900,799
    4,595,000 Los Angeles County Public
               Works Finance Authority
               (Los Angeles County
               Regional Park and Open
               Space), 6.125%, 10/01/10     10/04 at 102        Aa    4,715,527
      195,000 Los Angeles County, Single
               Family Mortgage (GNMA),
               8.000%, 3/01/17              No Opt. Call       Aaa      220,042
    2,000,000 Los Angeles County
               Transportation Commission,
               Sales Tax, 7.400%, 7/01/15    7/99 at 102       AA-    2,202,880
    4,445,000 Los Angeles County
               Transportation Commission,
               6.00%, 7/01/23                7/02 at 102       Aaa    4,447,578
    1,260,000 Marysville Community
               Development Agency,
               Tax Allocation, 7.250%,
               3/01/21                       3/02 at 102       Baa    1,307,653
      740,000 Menlo Park Community
               Development Agency, FHA-
               Insured, Multi-Family
               Housing,
               8.250%, 12/01/28              6/97 at 103        Aa      791,282
      875,000 Monterey Hospital Revenue,
               7.375%, 7/01/14               7/96 at 102        A+      912,573

                   NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORTAUGUST 31, 1995

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  2,165,000 Napa County,
               Certificates of
               Participation,
               5.250%, 5/15/13               5/03 at 102        A1 $  1,969,392
    1,500,000 North City West School
               Facilities Authority,
               Community Facilities
               District No. 1,
               7.850%, 9/01/19               9/99 at 102       N/R    1,562,340
    2,950,000 Northern California
               Power Agency,
               7.150%, 7/01/24               7/98 at 102         A    3,152,311
    2,120,000 Ontario Assessment
               District No. 100C,
               Limited Obligation,
               8.000%, 9/02/11               9/95 at 103       N/R    2,189,048
    2,920,000 Rancho Mirage
               Redevelopment Agency,
               Tax Allocation, 5.500%,
               4/01/29                       4/04 at 102         A    2,501,973
    1,450,000 Redding Joint Powers
               Financing Authority,
               6.250%, 6/01/23               6/03 at 102         A    1,364,595
    7,290,000 Riverside Multi-Family
               Housing, 6.500%,
               1/01/18                       7/02 at 100       AAA    7,466,491
      205,000 Sacramento Municipal
               Utility District,
               Subordinated Electric
               Revenue, 8.000%,
               11/15/10                      9/95 at 100      Baa1      205,906
    4,000,000 Sacramento Municipal
               Utility District,
              7.875%, 8/15/16 (Pre-
               refunded to 8/15/98)          8/98 at 102       Aaa    4,497,880
    2,315,000 Salinas Tax Allocation,
               7.400%, 9/02/09               9/95 at 103       N/R    2,386,441
    2,080,000 Salinas, (Villa-Sierra-
               GNMA),
               6.500%, 7/20/17               7/04 at 102       AAA    2,151,989
    2,000,000 San Bernardino (West
               Valley Detention
               Center), Certificates
               of Participation,
               7.700%, 11/01/18 (Pre-
               refunded to 11/01/98)        11/98 at 102       Aaa    2,252,520
    5,000,000 San Francisco Airports
               Commission,
               6.100% 5/01/25 (WI)           5/04 at 101       Aaa    5,017,550
    5,000,000 San Francisco City and
               County Redevelopment
               Financing Authority,
               Tax Allocation,
               5.125%, 8/01/18               8/03 at 103         A    4,265,350
    3,070,000 San Leandro,
               Certificates of
               Participation,
               5.900%, 6/01/13               6/03 at 102         A    2,942,687
    1,000,000 San Mateo County Board
               of Education,
               Certificates of
               Participation, 7.100%,
               5/01/21                       5/99 at 102        A+    1,033,900
    3,000,000 Santa Cruz Housing
               Authority, Multi-Family
               Housing, FNMA, 7.750%,
               7/01/23                       7/00 at 102       AAA    3,224,190
    2,000,000 Sonoma County Office of
               Education,
               Certificates of
               Participation,
               7.375%, 7/01/20 (Pre-
               refunded to 7/01/00)          7/00 at 102        A+    2,279,360
              Southern California
               Public Power Authority:
    4,760,000 7.000%, 7/01/22            7/96 at 102 1/2        Aa    4,959,682
      740,000 5.500%, 7/01/23                7/96 at 100        Aa      677,122
    2,825,000 Stockton Hospitals (St.
               Joseph Hospital),
               6.700%, 6/01/15              12/98 at 100         A    2,852,431
    1,100,000 Tulare County,
               Certificates of
               Participation, 6.875%,
               11/15/12                     11/02 at 102      Baa1    1,127,918

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                                           OPT. CALL
 AMOUNT        DESCRIPTION                                         PROVISIONS*   RATINGS**   MARKET VALUE
----------------------------------------------------------------------------------------------------------
 $  4,335,000  University of California (UCLA Central
                Chiller/Cogeneration), 6.000%, 11/01/21           11/03 at 102          Aa   $  4,228,489
    3,500,000  University of California (UCLA Central Chiller/
                Cogeneration), Certificates of Participation,
                5.600%, 11/01/20                                  11/03 at 102          Aa      3,213,000
    3,335,000  University of California Research Facilities,
                5.800%, 9/01/23                                    9/01 at 102          A-      3,051,692
   15,800,000  Walnut Creek (John Muir Medical Center),
                Certificates of Participation, 5.000%, 2/15/16     2/04 at 102         Aaa     13,934,967
----------------------------------------------------------------------------------------------------------
 $214,035,000  Total Investments - (cost $208,005,320) - 98.0%                                214,855,807
----------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES - 3.8%
 $  5,200,000  California Pollution Control Finance Authority
                (Shell Oil Company), Variable Rate Demand
                Bonds, 3.300%, 10/01/11+                                            VMIG-1      5,200,000
    2,200,000  California Pollution Control Finance Authority
                (Shell Oil Company), Variable Rate Demand
                Bonds, 3.300%, 11/01/00+                                            VMIG-1      2,200,000
    1,000,000  Santa Clara County Transit District Refunding
                Equipment Trust Certificates, Variable Rate
                Demand Bonds, 3.500%, 6/01/15+                                      VMIG-1      1,000,000
----------------------------------------------------------------------------------------------------------
 $  8,400,000  Total Temporary Investments - 3.8%                                               8,400,000
----------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (1.8)%                                          (3,957,213)
----------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                             $219,298,594
----------------------------------------------------------------------------------------------------------

                   NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORTAUGUST 31, 1995

                                                            NUMBER
                 STANDARD & POOR'S               MOODY'S OF ISSUES MARKET VALUE PERCENT
---------------------------------------------------------------------------------------
 SUMMARY OF                    AAA                   Aaa        20 $ 83,677,331     39%
 RATINGS**            AA+, AA, AA-     Aa1, Aa, Aa2, Aa3        13   40,682,334      19
 PORTFOLIO OF                   A+                    A1         8   16,936,365       8
 INVESTMENTS                 A, A-             A, A2, A3        16   53,650,062      25
 (EXCLUDING        BBB+, BBB, BBB- Baa1, Baa, Baa2, Baa3         8   11,759,746       5
 TEMPORARY            BB+, BB, BB-     Ba1, Ba, Ba2, Ba3         1    2,012,140       1
 INVESTMENTS):           Non-rated             Non-rated         3    6,137,829       3
---------------------------------------------------------------------------------------
 TOTAL                                                          69 $214,855,807    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(WI) Security purchased on a when-issued basis (note 1).
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  1,000,000 California Educational
               Facilities Authority,
               Pepperdine University,
               7.200%, 11/01/15 (Pre-
               refunded to 11/01/00)        11/00 at 102       Aaa $  1,141,030
    5,000,000 California General
               Obligation, 5.125%,
               10/01/17                     10/03 at 102       Aaa    4,456,950
              California Health
               Facilities Authority
               (Kaiser Permanente):
    6,000,000 5.450%, 10/01/13              10/01 at 101       Aa2    5,526,660
    2,650,000 5.550%, 8/15/25                2/02 at 101       Aaa    2,436,861
    6,340,000 California Housing Finance
               Agency, 6.850%, 8/01/23       2/02 at 102       Aaa    6,627,709
      240,000 California Public Capital
               Improvement Finance
               Authority (Pooled
               Projects), 8.100%, 3/01/18    3/98 at 102       Aaa      259,205
              California Public School
               District Finance Authority
               (Rescue Union):
    1,115,000 6.250%, 9/01/15                9/04 at 102       Aaa    1,137,211
      500,000 6.250%, 9/01/20                9/04 at 102       Aaa      506,745
              California Public Works
               Board, Department of
               Corrections (State
               Prisons):
    5,000,000 7.000%, 9/01/09 (Pre-
               refunded to 9/01/00)          9/00 at 100       Aaa    5,667,900
    5,250,000 5.750%, 9/01/21                9/01 at 100       Aaa    5,025,090
    8,500,000 California Statewide
               Community Development
               Authority (Sutter Health),
               6.125%, 8/15/22               8/02 at 102       Aaa    8,525,755
    5,000,000 Alameda County (Santa Rita
               Jail Project),
               Certificates of
               Participation,
               5.700%, 12/01/14             12/03 at 102       Aaa    4,851,750
    1,225,000 Barstow Redevelopment
               Agency, Tax Allocation,
               7.000%, 9/01/14              No Opt. Call       Aaa    1,406,790
    7,005,000 Big Bear Lake Financing
               Authority, 6.300%, 8/01/25
               (WI)                          8/05 at 102       Aaa    7,118,061
    7,000,000 Big Bear Lake Water System,
               6.375%, 4/01/22               4/02 at 102       Aaa    7,173,600
              Brea Public Financing
               Authority, Tax Allocation:
    3,525,000 7.000%, 8/01/15 (Pre-
               refunded to 8/01/01)          8/01 at 102       Aaa    4,042,223
    1,475,000 7.000%, 8/01/15                8/01 at 102       Aaa    1,602,853
    3,000,000 Calaveras County Water
               District,
               Certificates of
               Participation,
               6.900%, 5/01/16 (Pre-
               refunded to 5/01/01)          5/01 at 102       Aaa    3,412,680
    2,000,000 Castaic Lake Water Agency,
               Certificates of
               Participation,
               7.125%, 8/01/16 (Pre-
               refunded to 8/01/00)          8/00 at 102       Aaa    2,274,600
      850,000 Concord Redevelopment
               Agency, Tax Allocation,
               Central Concord Project,
               7.875%, 7/01/07               7/98 at 102       Aaa      939,701
      500,000 Cotati-Rohnert Park Unified
               School District, 9.000%,
               8/01/06                       8/99 at 102       Aaa      580,685
    4,050,000 Cucamonga County Water
               District, Certificates of
               Participation,
               5.450%, 9/01/23               3/04 at 102       Aaa    3,724,016
    2,000,000 East Bay Municipal Utility
               District, Water System,
               7.500%, 6/01/18 (Pre-
               refunded to 6/01/00)          6/00 at 102       Aaa    2,299,200

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                      OPT. CALL
 AMOUNT       DESCRIPTION                     PROVISIONS* RATINGS** MARKET VALUE
--------------------------------------------------------------------------------
 $  2,000,000 Eastern Municipal Water
               District, Water &
               Sewer, Certificates of
               Participation,
               6.500%, 7/01/20 (Pre-
               refunded to 7/01/01)           7/01 at 102       Aaa $  2,241,600
    3,865,000 Fallbrook Sanitary
               District, Certificates
               of Participation,
               6.600%, 2/01/13                2/01 at 100       Aaa    3,981,414
    2,500,000 Fontana Public Financing
               Authority, Tax
               Allocation (North
               Fontana Redevelopment
               Project),
               7.000%, 9/01/10                9/00 at 102       Aaa    2,748,500
    6,220,000 Fresno Water System,
               5.300%, 6/01/20                6/03 at 101       Aaa    5,624,684
    3,000,000 Gilroy Unified School
               District, Certificates
               of Participation,
               6.250%, 9/01/12                9/04 at 102       Aaa    3,101,250
              LaQuinta Redevelopment
               Agency, Tax Allocation:
    1,000,000 7.300%, 9/01/12            No Optional Call       Aaa    1,181,200
    5,000,000 5.800%, 8/01/23                 8/03 at 102       Aaa    4,838,750
    2,000,000 Los Angeles Convention
               and Exhibition Center,
               Certificates of
               Participation,
               7.000%, 8/15/21 (Pre-
               refunded to 8/15/00)           8/00 at 102       Aaa    2,265,280
              Los Angeles Convention
               and Exhibition Center
               Authority:
    5,500,000 5.375%, 8/15/18                 8/03 at 102       Aaa    5,067,920
    3,000,000 5.125%, 8/15/21                 8/03 at 102       Aaa    2,645,970
    6,000,000 Los Angeles Department
               of Water and Power,
               5.400%, 11/15/31              11/03 at 102       Aaa    5,365,140
      285,000 Los Angeles Home
               Mortgage (GNMA),
               8.100%, 5/01/17           No Optional Call       Aaa      323,997
    5,000,000 Los Angeles County
               Transportation
               Commission, 6.250%,
               7/01/13                        7/02 at 102       Aaa    5,135,900
    2,000,000 Marysville (Fremont-
               Rideout Health Group),
               6.300%, 1/01/22                1/02 at 102       Aaa    2,035,040
    1,000,000 Modesto (Golf Course
               Project), Certificates
               of Participation,
               7.300%, 11/01/20 (Pre-
               refunded to 11/01/98)         11/98 at 102       Aaa    1,114,480
              Modesto Irrigation
               District Financing
               Authority, Domestic
               Water Project:
    4,500,000 6.125%, 9/01/19                 9/02 at 102       Aaa    4,532,445
    5,750,000 5.500%, 9/01/22                 9/02 at 100       Aaa    5,324,615
    2,500,000 Mt. Diablo Hospital
               District,
               8.000%, 12/01/11 (Pre-
               refunded to 12/01/00)         12/00 at 102       Aaa    2,962,525
    2,000,000 Mt. Diablo Unified
               School District,
               Special Tax, 7.050%,
               8/01/20                        8/00 at 102       Aaa    2,196,060
              Napa FHA-Insured
               (Creekside Apartments):
    2,555,000 6.625%, 7/01/24                 7/02 at 102       Aaa    2,639,443
    2,000,000 6.625%, 7/01/25                 7/04 at 101       Aaa    2,072,820
    2,500,000 Oakland Pension
               Financing, 7.600%,
               8/01/21                        8/98 at 102       Aaa    2,774,475
    4,000,000 Orange County
               Certificates of
               Participation, 5.500%,
               6/01/19                        6/02 at 100       Aaa    3,663,120

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                      OPT. CALL
 AMOUNT       DESCRIPTION                     PROVISIONS* RATINGS** MARKET VALUE
--------------------------------------------------------------------------------
 $  1,250,000 Palm Desert
               Redevelopment Agency,
               Tax Allocation Project,
               7.400%, 5/01/09                5/97 at 101       Aaa $  1,319,488
    2,000,000 Pittsburg Redevelopment
               Agency, Tax Allocation
               (Los Medanos Community
               Project),
               7.150%, 8/01/21                8/01 at 103       Aaa    2,324,320
    1,500,000 Port of Oakland, 7.250%,
               11/01/16                       5/97 at 102       Aaa    1,601,775
              Rancho Cucamonga
               Redevelopment Agency:
    1,270,000 7.125%, 9/01/19 (Pre-
               refunded to 9/01/99)           9/99 at 102       Aaa    1,427,480
    1,230,000 7.125%, 9/01/19                 9/99 at 102       Aaa    1,351,413
    5,000,000 5.500%, 9/01/23                 3/04 at 102       Aaa    4,650,150
    5,000,000 Rancho Mirage
               Redevelopment Agency,
               Tax Allocation, 5.000%,
               4/01/24                        4/04 at 102       Aaa    4,295,950
              Riverside County Desert
               Justice Facility
               Corporation,
               Certificates of
               Participation:
    3,600,000 6.000%, 12/01/17               12/04 at 101       Aaa    3,595,212
    2,500,000 6.250%, 12/01/21               12/04 at 101       Aaa    2,531,775
    3,000,000 Sacramento Municipal
               Utility District,
               Electric System,
               6.500%, 9/01/21 (Pre-
               refunded to 9/01/01)           9/01 at 102       Aaa    3,370,170
    4,150,000 Sacramento County
               Airport System,
               5.750%, 7/01/24                7/02 at 100       Aaa    3,986,158
    2,500,000 San Bernardino County
               Transportation
               Authority Sales Tax,
               6.000%, 3/01/10                3/02 at 102       Aaa    2,536,525
    2,000,000 San Diego Regional
               Building Authority
               Lease Revenue (San
               Miguel Fire Protection
               District),
               7.250%, 1/01/20 (Pre-
               refunded to 1/01/00)           1/00 at 102       Aaa    2,259,000
    2,990,000 San Francisco Airports
               Commission, 6.100%,
               5/01/25 (DD)                   5/04 at 101       Aaa    3,000,495
              San Francisco City and
               County Redevelopment
               Agency (George R.
               Moscone Convention
               Center):
    2,250,000 6.800%, 7/01/19                 7/04 at 102       Aaa    2,400,863
    1,000,000 6.750%, 7/01/24                 7/04 at 102       Aaa    1,063,920
    2,250,000 San Jose Redevelopment
               Agency, Tax Allocation,
               4.750%, 8/01/24                2/04 at 102       Aaa    1,844,775
    4,000,000 San Marcos Public
               Facilities Authority,
               Tax Allocation, 5.500%,
               8/01/23                        8/03 at 102       Aaa    3,699,920
    6,750,000 Southern California
               Public Power Authority,
               5.000%, 7/01/22                7/03 at 100       Aaa    5,830,582
    2,000,000 Southern California
               Rapid Transit Finance
               Authority, Certificates
               of Participation,
               7.500%, 7/01/05            1/01 at 102 1/2       Aaa    2,259,700
    3,040,000 Sulphur Springs Union
               School District,
               0.000%, 9/01/15           No Optional Call       Aaa      908,685

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                    OPT. CALL
 AMOUNT       DESCRIPTION                   PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $    125,000 Thousand Oaks Redevelopment
               Agency,
               Single Family Mortgage,
               7.900%, 1/01/16              1/97 at 102       Aaa $    130,638
    4,300,000 Walnut Creek (John Muir
               Medical Center),
               Certificates of
               Participation, 5.000%,
               2/15/16                      2/04 at 102       Aaa    3,792,427
-------------------------------------------------------------------------------
 $217,105,000 Total Investments - (Cost
               $207,109,328) - 102.5%                              214,755,324
-------------------------------------------------------------------------------
-------------------
              TEMPORARY INVESTMENTS IN
              SHORT-TERM MUNICIPAL
              SECURITIES - 1.4%
 $    500,000 California Health
               Facilities Financing
               Authority
               (St. Joseph Health
               System), Series 1991B,
               Variable Rate Demand
               Bonds, 3.200%, 7/01/09+                     VMIG-1      500,000
    1,000,000 California Health
               Facilities Financing
               Authority
               (St. Francis Memorial
               Hospital), Series 1993B,
               Variable Rate Demand
               Bonds,
               3.350%, 11/01/19+                              P-1    1,000,000
    1,000,000 California Statewide
               Communities Development
               Authority (St. Joseph
               Health System),
               Certificates of
               Participation, Variable
               Rate Demand Bonds, 3.200%,
               7/01/24+                                    VMIG-1    1,000,000
      400,000 Santa Ana Health Facilities
               Authority (Town &
               Country), Variable Rate
               Demand Bonds,
               3.250%, 10/01/20+                              A-1      400,000
-------------------------------------------------------------------------------
 $  2,900,000 Total Temporary Investments
               - 1.4%                                                2,900,000
-------------------------------------------------------------------------------
-------------------
              Other Assets Less
               Liabilities - (3.9)%                                 (8,153,637)
-------------------------------------------------------------------------------
              Net Assets - 100%                                   $209,501,687

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND--CONTINUED

                                                                NUMBER           MARKET
                 STANDARD & POOR'S               MOODY'S     OF ISSUES            VALUE     PERCENT
---------------------------------------------------------------------------------------------------
 SUMMARY OF                    AAA                   Aaa            68     $209,228,664         97%
 RATINGS**            AA+, AA, AA-     Aa1, Aa, Aa2, Aa3             1        5,526,660          3
 PORTFOLIO OF
 INVESTMENTS
 (EXCLUDING
 TEMPORARY
 INVESTMENTS):
---------------------------------------------------------------------------------------------------
 TOTAL                                                              69     $214,755,324        100%
---------------------------------------------------------------------------------------------------

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI) Security purchased on a when-issued basis (note 1).
(DD) Security purchased on a delayed delivery basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND
                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
             Massachusetts General
              Obligation:
 $   165,000 7.250%, 3/01/09 (Pre-
              refunded to 3/01/00)            3/00 at 102       Aaa $   186,288
     715,000 5.500%, 2/01/11                  2/03 at 102         A     697,554
             Massachusetts Bay
              Transportation Authority:
     250,000 7.750%, 3/01/10 (Pre-
              refunded to 3/01/98)            3/98 at 102       Aaa     275,990
   1,000,000 7.000%, 3/01/11 (Pre-
              refunded to 3/01/01)            3/01 at 102       Aaa   1,133,650
     250,000 Massachusetts Bay
              Transportation Authority,
              Certificates of
              Participation, 7.800%,
              1/15/14                        12/06 at 100       BBB     280,185
     165,000 Massachusetts Educational
              Loan Authority,
              7.875%, 6/01/03                 6/97 at 102       AAA     178,766
   1,345,000 Massachusetts Health and
              Educational Facilities
              Authority (Emerson
              Hospital), 8.000%,
              7/01/18                         7/00 at 102      Baa1   1,430,959
     250,000 Massachusetts Health and
              Educational Facilities
              Authority (Mount Auburn
              Hospital),
              7.875%, 7/01/18 (Pre-
              refunded to 7/01/98)            7/98 at 102       Aaa     279,438
     350,000 Massachusetts Health and
              Educational Facilities
              Authority, (Salem
              Hospital), 7.250%,
              7/01/09 (Pre-refunded to
              7/01/97)                        7/97 at 100       Aaa     368,239
     500,000 Massachusetts Health and
              Educational Facilities
              Authority (Cardinal
              Cushing General
              Hospital), 8.875%,
              7/01/18                     7/99 at 102 1/2       N/R     537,415
             Massachusetts Health and
              Educational Facilities
              Authority (Suffolk
              University):
   1,180,000 8.125%, 7/01/20 (Pre-
              refunded to 7/01/00)        7/00 at 101 1/2       Baa   1,368,057
   1,000,000 6.350%, 7/01/22                  7/02 at 102       AAA   1,018,130
     500,000 Massachusetts Health and
              Educational Facilities
              Authority (Newton-
              Wellesley Hospital),
              8.000%, 7/01/18                 7/98 at 102       Aaa     558,385
     500,000 Massachusetts Health and
              Educational Facilities
              Authority, FHA-Insured
              (St. Elizabeth's Hospital
              of Boston),
              7.750%, 8/01/27 (Pre-
              refunded to 8/01/97)            8/97 at 102       Aaa     543,895
     750,000 Massachusetts Health and
              Educational Facilities
              Authority (Baystate
              Medical Center),
              7.500%, 7/01/20 (Pre-
              refunded to 7/01/99)            7/99 at 102        A+     840,990
   1,000,000 Massachusetts Health and
              Educational Facilities
              Authority (Boston
              College),
              6.625%, 7/01/21                 7/01 at 102       Aaa   1,049,320
     500,000 Massachusetts Health and
              Educational Facilities
              Authority (Worcester
              Polytechnic Institute),
              6.625%, 9/01/17                 9/02 at 102        A+     528,605
     495,000 Massachusetts Health and
              Educational Facilities
              Authority (Brockton
              Hospital), 8.000%,
              7/01/07                         7/97 at 102         A     533,417
     250,000 Massachusetts Health and
              Educational Facilities
              Authority (University
              Hospital), 7.250%,
              7/01/10                         7/00 at 102       Aaa     276,098

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $   750,000 Massachusetts Health and
              Educational Facilities
              Authority (New England
              Medical Center), 6.625%,
              7/01/25                         7/02 at 102       Aaa $   787,988
   1,750,000 Massachusetts Health and
              Educational Facilities
              Authority (New England
              Deaconess Hospital), 6.875%,
              4/01/22                         4/02 at 102         A   1,802,938
   1,000,000 Massachusetts Health and
              Educational Facilities
              Authority (Metrowest
              Health), 6.500%, 11/15/18      11/02 at 102         A     941,810
     885,000 Massachusetts Health and
              Educational Facilities
              Authority (Cable Housing and
              Health Services), 5.625%,
              7/01/13                         7/03 at 102       Aaa     856,397
             Massachusetts Health and
              Educational Facilities
              Authority (Lahey Clinic
              Medical Center):
   1,000,000 5.625%, 7/01/15                  7/03 at 102       Aaa     963,480
   2,000,000 5.375%, 7/01/23                  7/03 at 102       Aaa   1,839,260
     700,000 Massachusetts Health and
              Educational Facilities
              Authority (Daughters of
              Charity),
              6.100%, 7/01/14                 7/04 at 102        Aa     703,780
             Massachusetts Health and
              Educational Facilities
              Authority (Youville
              Hospital):
   2,500,000 6.000%, 2/15/25                  2/04 at 102        Aa   2,426,025
   2,000,000 6.000%, 2/15/34                  2/04 at 102        Aa   1,907,900
   2,000,000 Massachusetts Housing Finance
              Agency,
              Housing Project,
              6.375%, 4/01/21                 4/03 at 102        A1   2,001,980
             Massachusetts Housing Finance
              Agency,
              Residential Development:
   1,000,000 6.250%, 11/15/14                11/02 at 102       Aaa   1,009,630
   1,000,000 6.875%, 11/15/21                 5/02 at 102       Aaa   1,041,340
             Massachusetts Housing Finance
              Agency, Single Family
              Housing:
     500,000 7.350%, 12/01/16                 6/01 at 102        Aa     534,675
   1,250,000 7.700%, 6/01/17                  6/98 at 102        Aa   1,352,013
   2,290,000 Massachusetts Industrial
              Finance Agency, Lesley
              College, 6.300%, 7/01/25        7/05 at 102       AAA   2,337,632
   1,440,000 Massachusetts Industrial
              Finance Agency, Pollution
              Control (Eastern Edison),
              5.875%, 8/01/08                 8/03 at 102      Baa2   1,426,435
   1,000,000 Massachusetts Industrial
              Finance Authority
              (Malden Public Library
              Project),
              7.250%, 1/01/15                 1/05 to 102       Aaa   1,132,070
   1,000,000 Massachusetts Industrial
              Finance Agency
              (Semass Project), 9.000%,
              7/01/15                         7/01 at 103       N/R   1,092,650
     250,000 Massachusetts Industrial
              Finance Agency
              (College of the Holy Cross),
              6.450%, 1/01/12                 1/02 at 102        A1     261,938
     475,000 Massachusetts Industrial
              Finance Agency (Sturdy
              Memorial Hospital), 7/900%,
              6/01/09                         6/99 at 102      BBB+     509,300
     500,000 Massachusetts Industrial
              Finance Agency (Springfield
              College), 7.800%, 10/01/09     10/99 at 103         A     577,885

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $ 1,380,000 Massachusetts Industrial
              Finance Agency
              (Merrimack College), 7.125%,
              7/01/12                         7/02 at 102      BBB- $ 1,444,639
   1,600,000 Massachusetts Industrial
              Finance Agency
              (Phillips Academy), 5.375%,
              9/01/23                         9/08 at 102       Aa1   1,473,280
     500,000 Massachusetts Industrial
              Finance Agency (Whitehead
              Institute for Biomedical
              Research), 5.125%, 7/01/26      7/03 at 102        Aa     425,250
   1,000,000 Massachusetts Municipal
              Wholesale Electric Company,
              5.000%, 7/01/17                 7/04 at 102       Aaa     887,990
             Massachusetts Port Authority:
     500,000 7.125%, 7/01/12                  7/98 at 100        Aa     506,390
     635,000 13.000%, 7/01/13                No Opt. Call       Aaa   1,089,787
             Massachusetts Turnpike
              Authority:
     500,000 5.000%, 1/01/13                  1/03 at 100        A1     455,065
     500,000 5.000%, 1/01/20                  1/03 at 100        A1     436,975
   1,000,000 5.125%, 1/01/23                  1/03 at 102       Aaa     894,120
             Attleboro General Obligation:
     450,000 6.250%, 1/15/10                  1/03 at 102      Baa1     461,988
     450,000 6.250%, 1/15/11                  1/03 at 102      Baa1     460,526
             Barnstable General
              Obligation:
     880,000 5.750%, 9/15/13                  9/04 at 102        Aa     874,113
     490,000 5.750%, 9/15/14                  9/04 at 102        Aa     483,018
             Boston General Obligation:
     250,000 7.700%, 2/01/09 (Pre-refunded
              to 2/01/99)                     2/99 at 102         A     280,880
   1,000,000 6.750%, 7/01/11                  7/01 at 102       Aaa   1,128,000
   1,500,000 Boston City Hospital, FHA-
              Insured Mortgage, 7.625%,
              2/15/21 (Pre-refunded to
              8/15/00)                        8/00 at 102       Aaa   1,717,170
             Boston Water and Sewer
              Commission:
     180,000 7.875%, 11/01/13 (Pre-
              refunded to 11/01/96)          11/96 at 102         A     191,659
     320,000 7.875%, 11/01/13                11/96 at 102         A     339,699
     500,000 7.000%, 11/01/18 (Pre-
              refunded to 11/01/01)          11/01 at 102       Aaa     572,760
   1,000,000 Boston-Mount Pleasant Housing
              Development Corporation,
              Multi-Family Housing,
              6.750%, 8/01/23                 8/02 at 102       AAA   1,033,710
   1,000,000 Dartmouth Housing Development
              Corporation, Multi-Family
              Housing, 7.375%, 7/01/24        1/98 at 103       AAA   1,049,930
             Deerfield General Obligation:
     420,000 6.200%, 6/15/09                  6/02 at 102        A1     452,911
     415,000 6.250%, 6/15/10                  6/02 at 102        A1     445,722
     635,000 Haverhill General Obligation,
              7.500%, 10/15/11               10/01 at 102       Baa     688,918
             Holyoke General Obligation:
     685,000 8.000%, 6/01/01                 No Opt. Call       Baa     734,210
     250,000 8.150%, 6/15/06                  6/02 at 103       Aaa     298,750
     750,000 7.000%, 11/01/08                11/02 at 102       Baa     817,118
     500,000 7.650%, 8/01/09                  8/01 at 102       Baa     549,690

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                     PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
             Lowell General
              Obligation:
 $   545,000 8.300%, 2/15/05                No Opt. Call      Baa1 $   667,167
     445,000 8.400%, 1/15/09 (Pre-
              refunded to 1/15/01)           1/01 at 102       Aaa     533,737
   1,000,000 Lynn General Obligation,
              7.850%, 1/15/11 (Pre-
              refunded to 1/15/02)           1/02 at 104       Aaa   1,205,110
     500,000 Monson General
              Obligation School
              Project, 7.700%,
              10/15/10 (Pre-refunded
              to 10/15/00)                  10/00 at 102       Aaa     581,395
             Palmer General
              Obligation:
     500,000 7.700%, 10/01/10 (Pre-
              refunded to 10/01/00)         10/00 at 102       Aaa     580,920
     500,000 5.000%, 10/01/10               10/03 at 103       Aaa     497,945
   1,130,000 Peabody General
              Obligation, 6.950%,
              8/01/09                        8/00 at 100       Aaa   1,223,937
     550,000 Quincy Hospital, FHA-
              Insured, 7.875%,
              1/15/16                        7/96 at 102       AAA     579,898
     250,000 Sandwich General
              Obligation,
              7.100%, 11/01/07 (Pre-
              refunded to 11/01/98)     11/98 at 102 1/2       Aaa     277,538
   1,250,000 Somerville Housing
              Authority (GNMA),
              7.950%, 11/20/30               5/00 at 102       AAA   1,339,887
     425,000 South Essex Sewerage
              District, General
              Obligation, 9.000%,
              12/01/00                      No Opt. Call         A     511,070
     250,000 Southeastern
              Massachusetts
              University
              Building Authority,
              7.800%, 5/01/16 (Pre-
              refunded to 5/01/96)           5/96 at 102         A     261,324
   1,000,000 Springfield General
              Obligation, 7.100%,
              9/01/11                        9/02 at 102       Baa   1,075,350
             Taunton General
              Obligation:
   1,465,000 8.000% 2/01/02                 No Opt. Call         A   1,720,290
   1,005,000 8.000% 2/01/03                 No Opt. Call         A   1,196,723
     250,000 University of Lowell
              Building Authority,
              7.400%, 11/01/07              11/97 at 102         A     272,042
     500,000 University of
              Massachusetts Building
              Authority, 7.500%,
              5/01/14                        5/98 at 102         A     554,150
   1,000,000 Worcester General
              Obligation, 6.000%,
              8/01/04                        8/02 at 102      BBB+   1,035,520
   1,000,000 Puerto Rico Aqueduct and
              Sewer Authority,
              7.875%, 7/01/17                7/98 at 102         A   1,113,750
   2,250,000 Puerto Rico Electric
              Power Authority,
              7.000%, 7/01/21                7/01 at 102        A-   2,463,210
-------------------------------------------------------------------------------
 $71,560,000 Total Investments -
              (Cost $71,511,454) -
              97.4%                                                 75,477,738
-------------------------------------------------------------------------------
-------------------
             TEMPORARY INVESTMENTS IN
             SHORT-TERM MUNICIPAL
             SECURITIES - 4.5%
 $ 3,500,000 Massachusetts Dedicated
              Income Tax, Variable
              Rate Demand Bonds,
              3.200%, 12/01/97+                             VMIG-1   3,500,000
-------------------------------------------------------------------------------
             Other Assets Less
              Liabilities - (1.9)%                                  (1,454,487)
-------------------------------------------------------------------------------
             Net Assets - 100%                                     $77,523,251

--------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                                                            NUMBER      MARKET  MARKET
                 STANDARD & POOR'S               MOODY'S OF ISSUES       VALUE PERCENT
--------------------------------------------------------------------------------------
 SUMMARY OF                    AAA                   Aaa        37 $31,328,580     42%
 RATINGS**            AA+, AA, AA-     Aa1, Aa, Aa2, Aa3        10  10,686,444      14
 PORTFOLIO OF                   A+                    A1         8   5,424,186       7
 INVESTMENTS                 A, A-             A, A2, A3        16  13,458,401      18
 (EXCLUDING        BBB+, BBB, BBB- Baa1, Baa, Baa2, Baa3        15  12,950,062      17
 TEMPORARY               Non-rated             Non-rated         2   1,630,065       2
 INVESTMENTS):
--------------------------------------------------------------------------------------
 TOTAL                                                          88 $75,477,738    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
             Massachusetts General
              Obligation:
 $   500,000 6.500%, 6/01/08                  6/02 at 101       Aaa $   534,200
     250,000 7.250%, 3/01/09 (Pre-refunded
              to 3/01/00)                     3/00 at 102       Aaa     282,255
   1,200,000 6.000%, 6/01/13                  6/02 at 100       Aaa   1,208,124
             Massachusetts Bay
              Transportation Authority,
              General Transportation
              System:
     250,000 7.250%, 3/01/03                  3/00 at 102       Aaa     279,643
     250,000 7.100%, 3/01/13 (Pre-refunded
              to 3/01/99)                     3/99 at 102       Aaa     277,003
   1,000,000 5.750%, 3/01/22                  3/02 at 100       Aaa     972,190
     250,000 Massachusetts Bay
              Transportation Authority,
              Certificates of
              Participation, 7.650%,
              8/01/15                         8/00 at 102       Aaa     288,873
     750,000 Massachusetts College
              Building Authority,
              7.250%, 5/01/16                 5/96 at 102       Aaa     781,695
     450,000 Massachusetts Health and
              Educational Facilities
              Authority (St. Luke's
              Hospital of New Bedford),
              7.750%, 7/01/13 (Pre-
              refunded to 7/01/97)            7/97 at 102       Aaa     488,547
             Massachusetts Health and
              Educational Facilities
              Authority (South Shore
              Hospital):
     200,000 8.125%, 7/01/17 (Pre-refunded
              to 7/01/97)                     7/97 at 102       Aaa     218,445
     250,000 7.500%, 7/01/20 (Pre-refunded
              to 7/01/00)                     7/00 at 102       Aaa     286,734
   1,000,000 6.500%, 7/01/22                  7/02 at 102       Aaa   1,038,650
     300,000 Massachusetts Health and
              Educational Facilities
              Authority (Mount Auburn
              Hospital),
              7.875%, 7/01/18 (Pre-
              refunded to 7/01/98)            7/98 at 102       Aaa     335,325
             Massachusetts Health and
              Educational Facilities
              Authority (Lahey Clinic
              Medical Center):
     750,000 7.600%, 7/01/08                  7/98 at 102       Aaa     832,852
   1,700,000 5.625%, 7/01/15                  7/03 at 102       Aaa   1,637,915
   2,500,000 5.375%, 7/01/23                  7/03 at 102       Aaa   2,299,074
     800,000 Massachusetts Health and
              Educational Facilities
              Authority (Berkshire Health
              Systems), 7.600%, 10/01/14
              (Pre-refunded to 10/01/98)     10/98 at 102       Aaa     894,400
     750,000 Massachusetts Health and
              Educational Facilities
              Authority (Salem Hospital),
              7.250%, 7/01/09 (Pre-
              refunded to 7/01/97)            7/97 at 100       Aaa     789,083
     250,000 Massachusetts Health and
              Educational Facilities
              Authority (Capital Asset
              Program), 7.200%, 7/01/09       7/99 at 102       Aaa     273,543
     500,000 Massachusetts Health and
              Educational Facilities
              Authority (University
              Hospital), 7.250%, 7/01/19      7/00 at 102       Aaa     553,325
     250,000 Massachusetts Health and
              Educational Facilities
              Authority (Newton-Wellesley
              Hospital),
             8.000%, 7/01/18                  7/98 at 102       Aaa     279,193
             Massachusetts Health and
              Educational Facilities
              Authority (Northeastern
              University):
     250,000 7.600%, 10/01/10                10/98 at 102       Aaa     277,803
   1,600,000 6.550%, 10/01/22                10/02 at 102       Aaa   1,680,240

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $   500,000 Massachusetts Health and
              Educational Facilities
              Authority (Baystate Medical
              Center),
              7.500%, 7/01/20 (Pre-
              refunded to 7/01/99)            7/99 at 102        A+ $   560,660
     500,000 Massachusetts Health and
              Educational Facilities
              Authority (Stonehill
              College),
              7.700%, 7/01/20 (Pre-
              refunded to 7/01/00)            7/00 at 102       Aaa     577,770
   1,000,000 Massachusetts Health and
              Educational Facilities
              Authority (Boston College),
              6.625%, 7/01/21                 7/01 at 102       Aaa   1,049,320
     500,000 Massachusetts Health and
              Educational Facilities
              Authority (Berklee College
              of Music),
              6.875%, 10/01/21               10/01 at 102       Aaa     533,265
   1,000,000 Massachusetts Health and
              Educational Facilities
              Authority (Brigham and
              Women's Hospital),
              6.750%, 7/01/24                 7/01 at 102        Aa   1,036,740
     250,000 Massachusetts Health and
              Educational Facilities
              Authority (Beverly
              Hospital),
              7.300%, 7/01/19 (Pre-
              refunded to 7/01/99)            7/99 at 102       Aaa     280,660
   1,500,000 Massachusetts Health and
              Educational Facilities
              Authority (New England
              Medical Center), 6.625%,
              7/01/25                         7/02 at 102       Aaa   1,575,975
   1,450,000 Massachusetts Health and
              Educational Facilities
              Authority (Boston
              University), 6.000%,
              10/01/22                       10/02 at 100       Aaa   1,449,899
   2,000,000 Massachusetts Health and
              Educational Facilities
              Authority (Bentley College),
              6.125%, 7/01/17                 7/02 at 102       Aaa   2,016,740
     355,000 Massachusetts Housing Finance
              Agency,
              7.600%, 12/01/16               12/99 at 103       Aaa     382,179
             Massachusetts Housing Finance
              Agency, Single Family
              Housing:
     500,000 7.350%, 12/01/16                 6/01 at 102        Aa     534,675
     250,000 7.700%, 6/01/17                  6/98 at 102        Aa     270,403
   1,630,000 Massachusetts Industrial
              Finance Authority (Malden
              Public Library Project),
              7.250%, 1/01/15                 1/05 at 102       Aaa   1,845,274
     500,000 Massachusetts Industrial
              Finance Agency
              (Brandeis University),
              6.800%, 10/01/19               10/99 at 102       Aaa     535,640
     200,000 Massachusetts Industrial
              Finance Agency (Harvard
              Community Health Plan),
              7.750%, 10/01/08               10/98 at 102       Aaa     222,300
     250,000 Massachusetts Industrial
              Finance Agency
              (Milton Academy),
              7.250%, 9/01/19 (Pre-
              refunded to 9/01/99)            9/99 at 102       Aaa     281,253
     375,000 Massachusetts Industrial
              Finance Agency
              (Museum of Science),
              7.300%, 11/01/09 (Pre-
              refunded to 11/01/99)          11/99 at 102       Aaa     424,054
   1,000,000 Massachusetts Industrial
              Finance Agency (Mount
              Holyoke College), 6.300%,
              7/01/13                         7/01 at 102       Aaa   1,025,960
     420,000 Massachusetts Industrial
              Finance Agency (Babson
              College), 5.800%, 10/01/10     10/05 at 102       Aaa     426,909

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
 $ 2,000,000 Massachusetts Municipal
              Wholesale Electric
              Company, 5.000%, 7/01/10        7/03 at 102       Aaa $ 1,855,260
   1,000,000 Massachusetts Port
              Authority, 13.000%,
              7/01/13                        No Opt. Call       Aaa   1,716,200
   1,000,000 Massachusetts Turnpike
              Authority,
              5.125%, 1/01/23                 1/03 at 102       Aaa     894,120
   1,000,000 Boston General
              Obligation, 6.750%,
              7/01/11                         7/01 at 102       Aaa   1,128,000
     500,000 Boston City Hospital
              (FHA-Insured Mortgage),
              7.625%, 2/15/21 (Pre-
              refunded to 8/15/00)            8/00 at 102       Aaa     572,390
             Boston Water and Sewer
              Commission:
     500,000 7.250%, 11/01/06                11/98 at 100       Aaa     542,880
     500,000 7.000%, 11/01/18 (Pre-
              refunded to 11/01/01)          11/01 at 102       Aaa     572,760
     500,000 Fall River General
              Obligation, 7.200%,
              6/01/10                         6/01 at 102       Aaa     554,955
     250,000 Town of Groveland
              Unlimited Tax, 6.900%,
              6/15/07                         6/01 at 102       Aaa     275,095
   1,000,000 Haverhill General
              Obligation,
              6.700%, 9/01/10                 9/01 at 102       Aaa   1,076,130
     250,000 Holyoke General
              Obligation, 8.150%,
              6/15/06                         6/02 at 103       Aaa     298,750
     450,000 Leominster General
              Obligation, 7.500%,
              4/01/09                         4/00 at 102       Aaa     513,468
   2,625,000 Lowell General
              Obligation, 5.600%,
              11/01/12                       11/03 at 102       Aaa   2,579,351
   1,025,000 Lynn General Obligation,
              6.750%, 1/15/02                No Opt. Call       Aaa   1,134,132
     250,000 Lynn Water and Sewer
              Commission,
              7.250%, 12/01/10 (Pre-
              refunded to 12/01/00)          12/00 at 102       Aaa     286,270
   1,000,000 Mansfield General
              Obligation, 6.700%,
              1/15/11                         1/02 at 102       Aaa   1,072,810
     250,000 Methuen General
              Obligation, 7.400%,
              5/15/04                         5/00 at 102       Aaa     277,260
     500,000 Monson General Obligation
              School Project, 7.700%,
              10/15/10 (Pre-refunded
              to 10/15/00)                   10/00 at 102       Aaa     581,395
   1,500,000 Monson General
              Obligation, 5.500%,
              10/15/10                       No Opt. Call       Aaa   1,493,805
     300,000 North Andover General
              Obligation,
              7.400%, 9/15/10                 9/00 at 103       Aaa     339,738
             North Middlesex Regional
              School District, General
              Obligation:
     270,000 7.200%, 6/15/08                  6/00 at 103       Aaa     302,246
     245,000 7.200%, 6/15/09                  6/00 at 103       Aaa     274,260
     250,000 Northampton General
              Obligation,
              5.300%, 3/01/10                 3/03 at 102       Aaa     243,345
     190,000 Northfield General
              Obligation, 6.350%,
              10/15/09                       10/01 at 102       Aaa     201,417
             Palmer General
              Obligation:
     270,000 7.300%, 3/01/10 (Pre-
              refunded to 3/01/00)            3/00 at 102       Aaa     305,381
     250,000 7.700%, 10/01/10 (Pre-
              refunded to 10/01/00)          10/00 at 102       Aaa     290,460
   1,000,000 5.500%, 10/01/10                10/03 at 102       Aaa     995,890
     440,000 Quaboag Regional School
              District, General
              Obligation, 6.250%,
              6/15/08                         6/02 at 102       Aaa     467,751
             Salem General Obligation:
     500,000 6.800%, 8/15/09                  8/01 at 102       Aaa     541,445
     900,000 6.000%, 7/15/10                  7/02 at 102       Aaa     932,463
     250,000 Sandwich General
              Obligation,
              7.100%, 11/01/07 (Pre-
              refunded to 11/01/98)      11/98 at 102 1/2       Aaa     277,538

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                      OPT. CALL                MARKET
 AMOUNT      DESCRIPTION                      PROVISIONS* RATINGS**       VALUE
-------------------------------------------------------------------------------
             Southern Berkshire
              Regional School District,
              General Obligation:
 $   515,000 7.500%, 4/15/07 (Pre-
              refunded to 4/15/02)            4/02 at 102       Aaa $   605,712
   1,145,000 7.000%, 4/15/11                  4/02 at 102       Aaa   1,264,561
     250,000 Springfield General
              Obligation, 7.000%,
              11/01/07                       11/98 at 103       Aaa     274,748
     220,000 Taunton General
              Obligation, 6.800%,
              9/01/09                         9/01 at 103       Aaa     239,925
     455,000 Wareham School Project,
              General Obligation,
              7.050%, 1/15/07                 1/01 at 103       Aaa     507,070
     250,000 Westfield General
              Obligation,
              7.100%, 12/15/08 (Pre-
              refunded to 12/15/00)          12/00 at 102       Aaa     284,728
     215,000 Whately General
              Obligation, 6.350%,
              1/15/09                         1/02 at 102       Aaa     225,956
   1,210,000 Winchendon General
              Obligation, 6.050%,
              3/15/10                         3/03 at 102       Aaa   1,246,167
     160,000 Worcester General
              Obligation, 6.900%,
              5/15/07                         5/02 at 102       Aaa     177,676
   1,000,000 Puerto Rico Commonwealth,
              General Obligation,
              5.750%, 7/01/24             7/05 at 101 1/2       Aaa     988,800
   2,290,000 Puerto Rico Industrial
              Medical and Environmental
              Authority, 6.250%,
              7/01/16                         1/05 at 102       Aaa   2,368,730
-------------------------------------------------------------------------------
 $58,855,000 Total Investments - (Cost
              $58,825,998) - 98.6%                                   62,319,826
-------------------
-------------------------------------------------------------------------------
             Other Assets Less
              Liabilities - 1.4%                                        856,352
-------------------------------------------------------------------------------
             Net Assets - 100%                                      $63,176,178

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED

                                                       NUMBER      MARKET  MARKET
                STANDARD & POOR'S           MOODY'S OF ISSUES       VALUE PERCENT
---------------------------------------------------------------------------------
 SUMMARY OF                   AAA               Aaa        80 $59,917,348     96%
 RATINGS**           AA+, AA, AA- Aa1, Aa, Aa2, Aa3         3   1,841,818       3
 PORTFOLIO OF                  A+                A1         1     560,660       1
 INVESTMENTS:
---------------------------------------------------------------------------------
 TOTAL                                                     84 $62,319,826    100%

--------------------------------------------------------------------------------
All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

NUVEEN NEW YORK TAX-FREE VALUE FUND

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
              New York State Local
               Government Assistance
               Corporation:
 $  1,400,000 6.250%, 4/01/21                4/02 at 102         A $  1,412,838
    2,000,000 5.500%, 4/01/21                4/03 at 102         A    1,857,640
    4,000,000 5.000%, 4/01/21                4/03 at 102         A    3,456,640
      500,000 New York State
               (Commissioner of Office of
               Mental Health),
               Certificates of
               Participation,
               8.300%, 9/01/12               9/97 at 102      Baa1      542,190
    4,000,000 New York State Energy
               Research and Development
               Authority (Consolidated
               Edison), 6.100%, 8/15/20      7/05 at 102        A1    3,987,120
      200,000 New York State Housing
               Finance Agency, State
               University Construction,
               8.000%, 5/01/11              No Opt. Call       Aaa      243,460
    1,650,000 New York State Housing
               Finance Agency, Insured
               Multi-Family Mortgage,
               6.950%, 8/15/12               8/02 at 102        Aa    1,751,442
    2,000,000 New York State Housing
               Finance Agency, Health
               Facilities (New York
               City), 8.000%, 11/01/08      11/00 at 102      BBB+    2,252,220
              New York State Housing
               Finance Agency, Service
               Contract Obligation:
      500,000 6.125%, 3/15/20                9/03 at 102      Baa1      490,960
    3,750,000 5.500%, 9/15/22                9/03 at 102      Baa1    3,371,625
    3,000,000 New York State Housing
               Finance Agency,
               6.500%, 3/15/25               9/05 at 102      Baa1    3,034,830
    1,000,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               Insured Mortgage (St.
               Vincent's Hospital),
               8.000%, 2/15/27 (Pre-
               refunded to 8/15/97)          8/97 at 102       Aaa    1,072,380
      995,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               Insured Mortgage (Albany
               Medical Center),
               8.000%, 2/15/28               8/98 at 102       AAA    1,104,858
    1,000,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               FHA-Insured (Buffalo
               General Hospital),
               7.700%, 2/15/22 (Pre-
               refunded to 8/15/98)          8/98 at 102       AAA    1,119,640
    1,250,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               FHA-Insured (Catholic
               Medical Center),
               8.300%, 2/15/22 (Pre-
               refunded to 2/15/98)          2/98 at 102       AAA    1,396,850
    2,250,000 New York State Medical Care
               Facilities Finance Agency
               (Columbia-Presbyterian),
               8.000%, 2/15/25 (Pre-
               refunded to 8/15/97)          8/97 at 102       Aaa    2,468,228
              New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home
               (FHA-Insured):
    2,000,000 6.200%, 8/15/22                8/02 at 102       AAA    2,041,200
    1,000,000 7.350%, 2/15/29                8/99 at 102        Aa    1,088,890

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  3,780,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               FHA-Insured (Mt. Sinai
               Hospital), 6.250%, 8/15/12    8/02 at 102       AAA $  3,873,517
    1,545,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               FHA-Insured (Bayley
               Seton/St. Joseph's
               Hospital), 6.450%, 2/15/09    2/03 at 102       AAA    1,685,116
              New York State Medical Care
               Facilities Finance Agency
               (Mental Health Services):
    1,460,000 7.500%, 2/15/21 (Pre-
               refunded to 2/15/01)          2/01 at 102       Aaa    1,696,520
    1,795,000 5.250%, 8/15/23                8/03 at 102      Baa1    1,540,236
    1,500,000 6.500%, 8/15/24                8/04 at 102      Baa1    1,518,675
    3,000,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital Insured Mortgage,
               5.500%, 8/15/24               2/04 at 102       AAA    2,747,130
    2,500,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               FHA-Insured (St. Vincent's
               Medical Center),
               6.200%, 2/15/21               2/04 at 102       AAA    2,557,800
    2,490,000 New York State Medical Care
               Facilities Finance Agency
               (Hospital and Nursing
               Home),
               6.400%, 8/15/14               8/04 at 102       AAA    2,587,284
              New York State Medical Care
               Facilities Finance Agency
               (New York Hospital), FHA-
               Insured:
    1,000,000 6.750%, 8/15/14                2/05 at 102       Aaa    1,070,880
    1,000,000 6.800%, 8/15/24                2/05 at 102       Aaa    1,074,140
              New York State Medical Care
               Facilities Finance Agency
               (Brookdale Hospital
               Medical Center):
    1,000,000 6.400%, 2/15/01               No Opt. Call       Baa    1,031,440
    2,700,000 6.800%, 8/15/12                2/05 at 102       Baa    2,775,573
    1,000,000 New York State Medical Care
               Facilities (Health Care
               Center), 6.375%, 11/15/19    11/05 at 102        Aa    1,012,140
      380,000 New York State Mortgage
               Agency,
               8.100%, 10/01/17              4/98 at 102        Aa      410,354
      300,000 New York State Urban
               Development Corporation
               (Center for Industrial
               Innovation),
               7.000%, 1/01/13               1/96 at 102      Baa1      308,403
    1,000,000 New York State Urban
               Development Corporation,
               6.750%, 1/01/26               1/02 at 102       Aaa    1,064,010
    1,100,000 New York State Urban
               Development Corporation
               (Syracuse University
               Center for Science and
               Technology), 7.875%,
               1/01/17                       1/98 at 102      Baa1    1,176,736
              New York State Urban
               Development Corporation,
               Correctional Capital
               Facilities:
    1,250,000 5.500%, 1/01/15                1/03 at 102      Baa1    1,141,600
    1,000,000 7.500%, 1/01/20 (Pre-
               refunded to 1/01/00)          1/00 at 102       Aaa    1,139,270

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                      OPT. CALL
 AMOUNT       DESCRIPTION                     PROVISIONS* RATINGS** MARKET VALUE
--------------------------------------------------------------------------------
 $  2,000,000 New York State Urban
               Development Corporation
               (Clarkson Center for
               Advanced Materials
               Processing), 7.800%,
               1/01/20                        1/01 at 102      Baa1 $  2,195,020
    2,900,000 New York State Urban
               Development
               Corporation, State
               Facilities, 7.500%
               4/01/20                        4/01 at 102      Baa1    3,203,485
    1,000,000 New York State Urban
               Development Corporation
               (Cornell Center for
               Theory and Simulation),
               6.000%, 1/01/14                1/03 at 102       Baa      972,840
    2,100,000 Babylon Industrial
               Development Agency,
               Resource Recovery,
               8.500%, 1/01/19                7/98 at 103      Baa1    2,364,390
    1,000,000 Batavia Housing
               Authority, FHA-Insured
               (Washington Towers),
               6.500%, 1/01/23                7/01 at 102       Aaa    1,022,010
    1,000,000 Brookhaven Industrial
               Development Agency,
               Civic Facility (Dowling
               College/National
               Aviation Center),
               6.750%, 3/01/23                3/03 at 102       BBB    1,008,350
      500,000 Dormitory Authority of
               the State of New York
               (Long Island Jewish
               Medical Center), FHA-
               Insured, 7.750%,
               8/15/27                        2/98 at 102       AAA      543,275
              Dormitory Authority of
               the State of New York
               (City University):
    1,500,000 5.750%, 7/01/07                No Opt. Call      Baa1    1,502,415
      750,000 7.500%, 7/01/10                No Opt. Call      Baa1      863,408
      500,000 8.200%, 7/01/13                 7/98 at 102      Baa1      559,740
    1,000,000 7.625%, 7/01/20 (Pre-
               refunded to 7/01/00)           7/00 at 102       Aaa    1,157,050
      750,000 Dormitory Authority of
               the State of New York,
               GNMA (Park Ridge
               Housing, Inc.),
               7.850%, 2/01/29                2/99 at 102       AAA      826,253
    1,985,000 Dormitory Authority of
               the State of New York
               (United Health
               Services), 7.350%,
               8/01/29                        2/00 at 102       AAA    2,142,133
    2,250,000 Dormitory Authority of
               the State of New York,
               Judicial Facilities
               Lease (Suffolk County),
               9.500%, 4/15/14           10/95 at 116 1/2      Baa1    2,637,743
              Dormitory Authority of
               the State of New York
               (State University):
    2,000,000 7.400%, 5/15/01                 5/00 at 102      Baa1    2,207,460
    2,000,000 5.500%, 5/15/08                No Opt. Call      Baa1    1,910,060
    1,125,000 5.250%, 5/15/09                No Opt. Call      Baa1    1,053,799
    2,000,000 5.500%, 5/15/13                No Opt. Call      Baa1    1,868,900
    2,225,000 Dormitory Authority of
               the State of New York
               (Upstate Community
               College), 5.700%,
               7/01/21                        7/04 at 102      Baa1    2,052,896
    1,375,000 Dormitory Authority of
               the State of New York
               (University of
               Rochester, Strong
               Memorial Hospital),
               5.500%, 7/01/21                7/04 at 102        A1    1,266,595
              Dormitory Authority of
               the State of New York
               Court Facilities:
    1,000,000 5.375%, 5/15/16             5/03 at 101 1/2      Baa1      896,910
    5,960,000 5.700%, 5/15/22             5/03 at 101 1/2      Baa1    5,492,792

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  2,470,000 Dutchess County
               Industrial Development
               Authority, Civic
               Facilities (Bard
               College), 7.000%,
               11/01/17                     11/03 at 102         A $  2,558,673
    1,000,000 Franklin County
               Industrial Development
               Agency (County
               Correctional Facility),
               6.750%, 11/01/12             11/02 at 102       BBB    1,031,560
      800,000 Hempstead Industrial
               Development Authority,
               Civic Facility (United
               Cerebral Palsy
               Association of Nassau
               County), 7.500%,
               10/01/09                     10/99 at 102       Aa2      840,832
    2,500,000 Housing New York
               Corporation, 5.000%,
               11/01/13                     11/03 at 102        AA    2,222,925
              Metropolitan
               Transportation
               Authority, Commuter
               Facilities:
    2,000,000 5.625%, 7/01/16                7/03 at 102      Baa1    1,861,880
    1,000,000 6.250%, 7/01/17                7/02 at 102       Aaa    1,027,180
    1,000,000 Metropolitan
               Transportation
               Authority, Commuter
               Facilities Service
               Contract Revenue,
               7.500%, 7/01/16 (Pre-
               refunded to 7/01/00)          7/00 at 102       Aaa    1,151,660
              Metropolitan
               Transportation
               Authority Transit
               Facilities:
    1,025,000 6.500%, 7/01/18                7/02 at 102       Aaa    1,070,346
    3,095,000 4.750%, 7/01/19                7/03 at 100      Baa1    2,493,889
              Monroe County Water
               Authority, Water
               System:
      510,000 5.250%, 8/01/13                8/03 at 101        AA      474,672
    1,900,000 5.250%, 8/01/16                8/03 at 101        AA    1,727,157
    1,055,000 6.000%, 8/01/17                8/02 at 102        AA    1,043,522
              New York City General
               Obligation:
    2,500,000 7.000%, 8/01/04               No Opt. Call      Baa1    2,700,975
    2,000,000 7.500%, 2/01/06            2/02 at 101 1/2      Baa1    2,193,900
    2,500,000 6.250%, 8/01/10            8/04 at 101 1/2      Baa1    2,473,575
       45,000 6.625%, 8/01/13            8/02 at 101 1/2       Aaa       47,595
    2,000,000 New York City Housing
               Development
               Corporation, Multi-
               Family Mortgage, FHA-
               Insured,
               6.550%, 10/01/15              4/03 at 102       AAA    2,071,780
    1,000,000 New York City Housing
               Development
               Corporation, Multi-Unit
               Mortgage, FHA-Insured,
               7.350%, 6/01/19               6/01 at 102       AAA    1,070,860
    2,500,000 New York City Housing
               Development
               Corporation, Multi-
               Family Housing,
               5.850%, 5/01/26               5/03 at 102        Aa    2,370,475
              New York City Municipal
               Water Finance
               Authority, Water and
               Sewer System:
    1,000,000 5.375%, 6/15/19                6/04 at 101       Aaa      926,020
    1,500,000 7.750%, 6/15/20 (Pre-
               refunded to 6/15/01)      6/01 at 101 1/2       Aaa    1,767,465
      210,000 6.000%, 6/15/20                6/00 at 100       Aaa      210,582
    3,500,000 New York City Industrial
               Development Agency,
               Civic Facility (The
               Lighthouse Project),
               6.500%, 7/01/22               7/02 at 102       Aa2    3,563,070

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  1,000,000 New York City Industrial
               Development Agency
               (College of New Rochelle),
               6.300%, 9/01/15               9/05 at 102       Baa $    982,170
    2,405,000 Newark-Wayne Community
               Hospital,
               7.600%, 9/01/15               9/03 at 102       N/R    2,464,139
    1,000,000 Orangetown Housing
               Authority, Housing
               Facilities (Orangetown
               Guaranty),
               7.600%, 4/01/30 (Pre-
               refunded to 10/01/00)        10/00 at 102         A    1,155,350
              South Orangetown Central
               School District,
               General Obligation:
      390,000 6.875%, 10/01/08              No Opt. Call         A      441,484
      390,000 6.875%, 10/01/09              No Opt. Call         A      439,195
    3,015,000 Suffolk County Industrial
               Development Agency
               (Dowling College Civic
               Facility),
               6.625%, 6/01/24               6/04 at 102       BBB    3,069,090
    2,000,000 34th Street Partnership
               Business Improvement
               District, Capital
               Improvement, 5.500%,
               1/01/23                       1/03 at 102        A1    1,821,440
              Triborough Bridge and
               Tunnel Authority:
    2,000,000 7.100%, 1/01/10                1/01 at 102        A1    2,181,740
    2,000,000 7.100%, 1/01/10                1/01 at 102       Aaa    2,232,019
    2,100,000 UFA Development
               Corporation, FHA-Insured
               (Loretto-Utica Project),
               5.950%, 7/01/35               7/04 at 102        Aa    2,016,567
    2,000,000 Westchester County
               Industrial Development
               Agency, Civic Facility
               (Jewish Board of Family
               and Children's Services),
               6.750%, 12/15/12             12/02 at 102      BBB-    2,030,021
-------------------------------------------------------------------------------
 $154,625,000 Total Investments - (cost
               $149,739,621) - 97.4%                                156,585,167
-------------------------------------------------------------------------------
              TEMPORARY INVESTMENTS IN
              SHORT-TERM MUNICIPAL
              SECURITIES - 1.6%
              New York City General
               Obligation, Variable Rate
               Demand Bonds:
 $  1,000,000 3.450%, 8/01/22+                              VMIG-1    1,000,000
      500,000 3.450%, 8/01/23+                              VMIG-1      500,000
    1,000,000 Syracuse Industrial
               Development Agency, Multi-
               Modal Interchangeable
               Rate, Civic Facility
               Revenue Bonds (Syracuse
               University), Variable Rate
               Demand Bonds, 3.250%,
               3/01/23+                                      SP-1+    1,000,000
-------------------------------------------------------------------------------
 $  2,500,000 Total Temporary
               Investments -  1.6%                                    2,500,000
-------------------------------------------------------------------------------
-------------------
              Other Assets Less
               Liabilities -  1.0%                                    1,631,904
-------------------------------------------------------------------------------
              Net Assets -  100%                                   $160,717,071

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK TAX-FREE VALUE FUND--CONTINUED

                                                         NUMBER OF
                 STANDARD & POOR'S               MOODY'S    ISSUES MARKET VALUE PERCENT
---------------------------------------------------------------------------------------
 SUMMARY OF                    AAA                   Aaa        32 $ 46,208,511     29%
 RATINGS**            AA+, AA, AA-     Aa1, Aa, Aa2, Aa3        12   18,522,046      12
 PORTFOLIO OF                   A+                    A1         4    9,256,895       6
 INVESTMENTS                 A, A-             A, A2, A3         7   11,321,820       7
 (EXCLUDING        BBB+, BBB, BBB- Baa1, Baa, Baa2, Baa3        37   68,811,756      44
 TEMPORARY               Non-rated             Non-rated         1    2,464,139       2
 INVESTMENTS):
---------------------------------------------------------------------------------------
 TOTAL                                                          93 $156,585,167    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND
                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  2,500,000 New York State Energy
               Research and Development
               Authority, Pollution
               Control (Central Hudson
               Gas and Electric
               Corporation), 7.375%,
               10/01/14                     10/99 at 103       Aaa $  2,775,050
    5,500,000 New York State Energy
               Research and Development
               Authority, Electric
               Facilities (Consolidated
               Edison Company), 5.250%,
               8/15/20                      10/03 at 102       Aaa    5,009,180
    1,450,000 New York State
               Environmental Facilities
               Corporation, Water
               Pollution Control, Pooled
               Loan, 7.200%, 3/15/11         6/00 at 102       Aaa    1,610,617
    2,215,000 New York State Housing
               Finance Agency,
               Multi-Family Housing,
               7.450%, 11/01/28             11/99 at 102       Aaa    2,354,412
      995,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               Insured Mortgage (Albany
               Medical Center),
               8.000%, 2/15/28               8/98 at 102       AAA    1,104,858
      895,000 New York State Medical Care
               Facilities Finance Agency
               (St. Francis Hospital),
               7.625%, 11/01/21             11/98 at 102       Aaa    1,001,756
    4,765,000 New York State Medical Care
               Facilities Finance Agency,
               Secured Hospital (Bronx
               Lebanon), 7.100%, 2/15/27     2/97 at 102       Aaa    5,004,680
    2,000,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               FHA-Insured, 7.350%,
               2/15/29                       8/99 at 102        Aa    2,177,780
    1,500,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital and Nursing Home,
               FHA-Insured (Catholic
               Medical Center),
               8.300%, 2/15/22 (Pre-
               refunded to 2/15/98)          2/98 at 102       AAA    1,676,220
              New York State Medical Care
               Facilities Finance Agency,
               FHA-Insured (Montefiore
               Medical Center):
    1,500,000 7.250%, 2/15/24                2/99 at 102        Aa    1,633,635
    2,000,000 7.250%, 2/15/24                2/99 at 102       Aaa    2,180,840
    5,300,000 New York State Medical Care
               Facilities Finance Agency
               (St. Luke's-Roosevelt
               Hospital Center), 7.450%,
               2/15/29 (Pre-refunded to
               2/15/00)                      2/00 at 102       Aaa    6,044,014
    3,200,000 New York State Medical Care
               Facilities Finance Agency,
               Mortgage Project (North
               Shore University
               Hospital), 7.200%,
               11/01/20                     11/00 at 102       Aaa    3,561,696
    1,670,000 New York State Medical Care
               Facilities Finance Agency,
               Hospital Revenue (Our Lady
               of Victory), 6.625%,
               11/01/16                     11/01 at 102       Aaa    1,763,988
              New York State Medical Care
               Facilities Finance Agency,
               Hospital Revenue (Sisters
               of Charity of Buffalo):
      500,000 6.600%, 11/01/10              11/01 at 102       Aaa      533,710
    1,550,000 6.625%, 11/01/18              11/01 at 102       Aaa    1,637,234

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  1,000,000 New York State Medical Care
               Facilities Finance Agency
               (Aurelia Osborn Fox
               Memorial Hospital),
               6.500%, 11/01/19             11/01 at 102       Aaa $  1,038,990
    3,000,000 New York State Medical Care
               Facilities Finance Agency
               (South Nassau Communities
               Hospital), 6.125%,
               11/01/11                     11/02 at 102       Aaa    3,066,120
              New York State Medical Care
               Facilities Finance Agency,
               Mental Health Services,
               Facilities Improvement
               Revenue:
    1,500,000 5.750%, 2/15/14                8/03 at 102       Aaa    1,463,325
    3,250,000 5.700%, 8/15/14                2/03 at 102       Aaa    3,176,290
    6,150,000 6.375%, 8/15/17               12/02 at 102       Aaa    6,325,583
    2,890,000 6.250%, 8/15/18                2/02 at 102       Aaa    2,948,754
    2,600,000 5.500%, 8/15/21                2/02 at 100       Aaa    2,439,684
    2,500,000 New York State Medical Care
               Facilities Finance Agency
               (St. Mary's Hospital
               Rochester Project),
               6.200%, 11/01/14             11/03 at 102       Aaa    2,546,900
    7,000,000 New York State Medical Care
               Facilities Finance Agency,
               New York Hospital, FHA-
               Insured, 6.800%, 8/15/24      2/05 at 102       Aaa    7,518,980
              New York State Mortgage
               Agency:
      225,000 8.375%, 10/01/17               1/98 at 102        Aa      243,070
      390,000 8.100%, 10/01/17               4/98 at 102        Aa      421,153
    3,500,000 New York State Mortgage
               Agency, Homeowner
               Mortgage, 5.650%, 4/01/15    10/03 at 102       Aaa    3,367,560
              New York State Thruway
               Authority:
    7,300,000 5.750%, 1/01/19                1/02 at 102       Aaa    7,143,415
    3,950,000 5.500%, 1/01/23                1/02 at 100       Aaa    3,706,009
              New York State Urban
               Development Corporation:
    3,850,000 6.700%, 1/01/12                1/02 at 102       Aaa    4,112,686
    9,650,000 6.750%, 1/01/26                1/02 at 102       Aaa   10,267,697
              New York State Urban
               Development Corporation,
               Correctional Facilities:
    1,500,000 7.250%, 1/01/14 (Pre-
               refunded to 1/01/00)          1/00 at 102       Aaa    1,694,250
    3,000,000 5.250%, 1/01/14               No Opt. Call       Aaa    2,795,760
      575,000 7.000%, 1/01/17 (Pre-
               refunded to 1/01/00)          1/00 at 102       Aaa      643,845
    9,200,000 5.250%, 1/01/18                1/03 at 102       Aaa    8,472,924
    2,000,000 7.500%, 1/01/20 (Pre-
               refunded to 1/01/00)          1/00 at 102       Aaa    2,278,540
    2,000,000 Power Authority of the
               State of New York, General
               Purpose, 6.500%, 1/01/19      1/02 at 102       Aaa    2,091,280
      280,000 Albany Municipal Water
               Finance Authority, Water
               and Sewer System, 7.500%,
               12/01/17                     12/98 at 102       Aaa      312,936
    1,020,000 Broome County, Certificates
               of Participation, 5.250%,
               4/01/22                       4/04 at 102       Aaa      936,635
    2,250,000 Buffalo and Fort Erie
               Public Bridge Authority,
               5.750%, 1/01/25               1/05 at 101       Aaa    2,196,833
    1,000,000 Buffalo General Obligation,
               6.150%, 2/01/04               1/01 at 101       Aaa    1,068,440

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  8,385,000 Buffalo Municipal Water
               Finance Authority, Water
               System, 5.750%, 7/01/19       7/03 at 102       Aaa $  8,224,343
              Camden Central School
               District, General
               Obligation:
      500,000 7.100%, 6/15/07               No Opt. Call       Aaa      591,150
      600,000 7.100%, 6/15/08               No Opt. Call       Aaa      709,170
      600,000 7.100%, 6/15/09               No Opt. Call       Aaa      707,886
      275,000 7.100%, 6/15/10               No Opt. Call       Aaa      322,944
    2,000,000 Clifton Park Water
               Autority, 5.000%, 10/01/26   10/03 at 102       Aaa    1,751,260
    1,560,000 Dormitory Authority of the
               State of New York, College
               and University (Pooled
               Capital Program), 7.800%,
               12/01/05                     12/98 at 102       Aaa    1,684,129
    1,490,000 Dormitory Authority of the
               State of New York (United
               Health Services), 7.350%,
               8/01/29                       2/00 at 102       AAA    1,607,948
    1,490,000 Dormitory Authority of the
               State of New York (Iona
               College), 7.625%, 7/01/09     7/98 at 102       Aaa    1,651,337
    1,000,000 Dormitory Authority of the
               State of New York (United
               Cerebral Palsy Association
               of Westchester County),
               6.200%, 7/01/12               7/02 at 102       Aaa    1,021,700
    1,000,000 Dormitory Authority of the
               State of New York
               (Manhattanville College),
               7.500%, 7/01/22 (Pre-
               refunded to 7/01/00)          7/00 at 102       Aaa    1,151,660
              Dormitory Authority of the
               State of New York (City
               University System):
    2,500,000 7.000%, 7/01/14                7/00 at 102       Aaa    2,723,300
    1,000,000 6.500%, 7/01/14                7/96 at 100       Aaa    1,019,180
    1,800,000 5.750%, 7/01/18               No Opt. Call       Aaa    1,779,534
    6,295,000 7.500%, 7/01/20 (Pre-
               refunded to 7/01/00)          7/00 at 102       Aaa    7,249,700
    2,500,000 Dormitory Authority of the
               State of New York (Cooper
               Union), 7.200%, 7/01/20       7/01 at 102       Aaa    2,773,600
              Dormitory Authority of the
               State of New York,
               Educational Facilities
               (State University):
    1,200,000 7.250%, 5/15/15 (Pre-
               refunded to 5/15/00)          5/00 at 102       Aaa    1,365,576
    2,500,000 5.250%, 5/15/15               No Opt. Call       Aaa    2,347,900
    1,200,000 7.000%, 5/15/18 (Pre-
               refunded to 5/15/00)          5/00 at 102       Aaa    1,352,940
    2,000,000 6.500%, 5/15/19                5/00 at 100       Aaa    2,181,920
    5,000,000 Dormitory Authority of the
               State of New York (New
               York University), 6.250%,
               7/01/09                       7/01 at 102       Aaa    5,229,100
    1,000,000 Dormitory Authority of the
               State of New York (Fordham
               University),
               7.200%, 7/01/15 (Pre-
               refunded to 7/01/00)          7/00 at 102       Aaa    1,138,720
    5,240,000 Dormitory Authority of the
               State of New York (Mount
               Sinai School of Medicine),
               5.000%, 7/01/21               7/04 at 102       Aaa    4,633,994
    1,500,000 Dormitory Authority of the
               State of New York (Sarah
               Lawrence College), 6.000%,
               7/01/24                       7/05 at 102       Aaa    1,502,370

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  2,015,000 Dormitory Authority of the
               State of New York
               (St. Vincent's Hospital
               and Medical Center),
               5.800%, 8/01/25               8/05 at 102       Aaa $  1,972,866
    1,000,000 Erie County Water
               Authority, Water Works,
               6.750%, 12/01/14             12/09 at 100       Aaa    1,111,660
              Glen Cove General
               Obligation:
      445,000 5.500%, 6/15/09               No Opt. Call       Aaa      449,245
      455,000 5.600%, 6/15/10               No Opt. Call       Aaa      458,144
      470,000 5.625%, 6/15/11               No Opt. Call       Aaa      472,153
      500,000 Greece Central School
               District, General
               Obligation, 6.000%,
               6/15/09                      No Opt. Call       Aaa      540,000
              Half Moon General
               Obligation:
      385,000 6.500%, 6/01/09               No Opt. Call       Aaa      431,674
      395,000 6.500%, 6/01/10               No Opt. Call       Aaa      439,821
      395,000 6.500%, 6/01/11               No Opt. Call       Aaa      439,315
      600,000 Jamesville-Dewitt Central
               School District,
               General Obligation,
               5.750%, 6/15/04              No Opt. Call       Aaa      642,648
    1,425,000 Metropolitan Transportation
               Authority,
               Commuter Facilities,
               5.500%, 7/01/17               7/02 at 100       Aaa    1,359,607
    1,000,000 Metropolitan Transportation
               Authority, Transit
               Facilities Service
               Contract, 7.500%, 7/01/17     7/98 at 102       Aaa    1,107,110
   10,340,000 Metropolitan Transportation
               Authority, Transit
               Facilities, 6.500%,
               7/01/18                       7/02 at 102       Aaa   10,797,442
              Middle Country Central
               School District at
               Centereach (Town of
               Brookhaven), General
               Obligation:
      475,000 6.900%, 12/15/07              No Opt. Call       Aaa      558,505
      475,000 6.900%, 12/15/08              No Opt. Call       Aaa      557,246
              Monroe County General
               Obligation:
      375,000 6.500%, 6/01/15                6/01 at 102       Aaa      396,338
      375,000 6.500%, 6/01/16                6/01 at 102       Aaa      395,295
      350,000 6.500%, 6/01/17                6/01 at 102       Aaa      369,121
    3,725,000 Montgomery, Otsego,
               Schoharie County Solid
               Waste Management
               Authority,
               Solid Waste System,
               7.250%, 1/01/14 (Pre-
               refunded to 1/01/00)          1/00 at 103       Aaa    4,222,399
              Mount Sinai Union Free
               School District, General
               Obligation:
    1,000,000 7.250%, 2/15/15 (Pre-
               refunded to 2/15/00)          2/00 at 102       Aaa    1,132,360
      500,000 6.200%, 2/15/15               No Opt. Call       Aaa      529,145
    1,035,000 6.200%, 2/15/16               No Opt. Call       Aaa    1,095,703
    1,000,000 7.250%, 2/15/17 (Pre-
               refunded to 2/15/00)          2/00 at 102       Aaa    1,132,360
    1,500,000 Nassau County General
               Obligation,
               5.700%, 8/01/13               8/04 at 103       Aaa    1,499,910
    4,840,000 Nassau County Industrial
               Development Agency, Civic
               Facilities (Hofstra
               University Project),
               6.750%, 8/01/11               8/01 at 102       Aaa    5,227,248

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                      OPT. CALL
 AMOUNT       DESCRIPTION                     PROVISIONS* RATINGS** MARKET VALUE
--------------------------------------------------------------------------------
 $  1,020,000 New Rochelle General
               Obligation,
               6.200%, 8/15/22                8/04 at 102       Aaa $  1,046,459
              New York City General
               Obligation:
      500,000 8.250%, 11/01/02           11/97 at 101 1/2       Aaa      548,875
    3,000,000 6.250%, 8/01/10 (Pre-
               refunded to 8/01/02)       8/02 at 101 1/2       Aaa    3,340,110
    1,000,000 6.250%, 8/01/10             8/02 at 101 1/2       Aaa    1,045,790
    3,520,000 5.750%, 5/15/12             5/03 at 101 1/2       Aaa    3,522,218
       75,000 6.625%, 8/01/12             8/02 at 101 1/2       Aaa       79,766
    2,600,000 6.000%, 8/01/12             8/02 at 101 1/2       Aaa    2,641,054
    1,300,000 7.000%, 10/01/15               No Opt. Call       Aaa    1,390,922
    2,000,000 7.000%, 10/01/16               10/99 at 100       Aaa    2,183,720
    1,025,000 7.000%, 10/01/17               No Opt. Call       Aaa    1,096,689
      310,000 7.000%, 10/01/18               No Opt. Call       Aaa      334,998
    1,000,000 5.375%, 10/01/20           10/03 at 101 1/2       Aaa      923,060
    1,000,000 5.375%, 10/01/21           10/03 at 101 1/2       Aaa      921,760
    1,000,000 New York City
               Educational
               Construction Fund,
               5.625%, 4/01/13            4/04 at 101 1/2       Aaa      978,650
              New York City Health and
               Hospitals Corporation:
    2,500,000 5.625%, 2/15/13                 2/03 at 102       Aaa    2,420,325
   11,980,000 5.750%, 2/15/22                 2/03 at 102       Aaa   11,631,142
    5,000,000 New York City Housing
               Development
               Corporation, Pass-
               Through Certificates,
               Multi-Family Housing,
               FHA-Insured, 6.500%,
               2/20/19                        7/97 at 105       Aaa    5,860,100
    1,000,000 New York City Housing
               Development
               Corporation, Multi-
               Family, FHA-Insured,
               5.850%, 5/01/26                5/03 at 102       Aaa      966,750
    3,250,000 New York City Municipal
               Water Financing
               Authority, 6.750%,
               6/15/16                        6/01 at 101       Aaa    3,463,378
              New York City Municipal
               Water Finance
               Authority, Water and
               Sewer System:
    1,000,000 7.250%, 6/15/15 (Pre-
               refunded to 6/15/00)       6/00 at 101 1/2       Aaa    1,135,800
    6,765,000 5.750%, 6/15/18             6/02 at 101 1/2       Aaa    6,604,872
    1,525,000 5.375%, 6/15/19                 6/04 at 101       Aaa    1,412,181
    4,650,000 5.500%, 6/15/20                 6/02 at 100       Aaa    4,420,476
              New York City Transit
               Authority, Transit
               Facilities (Livingston
               Plaza Project):
    1,000,000 7.500%, 1/01/20 (Pre-
               refunded to 1/01/00)           1/00 at 102       Aaa    1,139,270
   12,225,000 5.250%, 1/01/20                 1/03 at 100       Aaa   11,072,794
    2,200,000 New York City Trust for
               Cultural Resources
               (American Museum of
               Natural History),
               6.900%, 4/01/21 (Pre-
               refunded to 4/01/01)           4/01 at 102       Aaa    2,499,354
    1,000,000 New York City Industrial
               Development Agency,
               Civic Facility (USTA
               National Tennis Center
               Incorporated Project),
               6.375%, 11/15/14              11/04 at 102       Aaa    1,040,090

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  1,000,000 New York City Industrial
               Development Agency (New
               School for Social
               Research),
               5.750%, 9/01/15               9/05 at 102       Aaa $    980,220
    1,590,000 Niagara Falls General
               Obligation, 6.900%,
               3/01/21                       3/04 at 102       Aaa    1,726,740
    5,725,000 Niagara Falls Bridge
               Commission,
               Toll Bridge System,
               6.125%, 10/01/19 (Pre-
               refunded to 10/01/02)        10/02 at 102       Aaa    6,363,509
              North Hempstead General
               Obligation:
    1,500,000 6.375%, 4/01/09               No Opt. Call       Aaa    1,653,120
      425,000 6.800%, 6/01/10 (Pre-
               refunded to 6/01/00)          6/00 at 102       Aaa      476,140
      425,000 6.800%, 6/01/11 (Pre-
               refunded to 6/01/00)          6/00 at 102       Aaa      476,140
    1,505,000 6.400%, 4/01/14               No Opt. Call       Aaa    1,626,484
              North Hempstead Solid Waste
               Management Authority:
    2,175,000 5.000%, 2/01/07                2/04 at 102       Aaa    2,151,619
    2,825,000 5.000%, 2/01/12                2/04 at 102       Aaa    2,610,131
              Nyack Union Free School
               District:
      625,000 6.500%, 4/01/12                4/02 at 102       Aaa      661,788
      625,000 6.500%, 4/01/13                4/02 at 102       Aaa      659,831
      625,000 6.500%, 4/01/14                4/02 at 102       Aaa      657,231
              Rensselaer County General
               Obligation:
      960,000 6.700%, 2/15/13               No Opt. Call       Aaa    1,085,846
      960,000 6.700%, 2/15/14               No Opt. Call       Aaa    1,082,870
      960,000 6.700%, 2/15/15               No Opt. Call       Aaa    1,078,022
              Rondout Valley Central
               School District, General
               Obligation:
      550,000 6.800%, 6/15/06               No Opt. Call       Aaa      638,715
      550,000 6.850%, 6/15/07               No Opt. Call       Aaa      641,355
      550,000 6.850%, 6/15/08               No Opt. Call       Aaa      640,118
      550,000 6.850%, 6/15/09               No Opt. Call       Aaa      638,473
      550,000 6.850%, 6/15/10               No Opt. Call       Aaa      635,349
              Suffolk County General
               Obligation:
    1,000,000 6.900%, 4/01/01                4/00 at 102       Aaa    1,121,300
    1,895,000 5.250%, 7/15/09                7/02 at 102       Aaa    1,863,733
      600,000 6.150%, 5/01/10                5/03 at 102       Aaa      627,384
    1,890,000 5.300%, 7/15/10                7/02 at 102       Aaa    1,838,705
    1,630,000 5.400%, 4/01/11                4/02 at 102       Aaa    1,594,662
    1,860,000 5.400%, 7/15/11                7/02 at 102       Aaa    1,819,172
    1,000,000 5.400%, 7/15/12                7/02 at 102       Aaa      970,840
      630,000 5.400%, 4/01/14                4/02 at 102       Aaa      601,530
      625,000 5.400%, 4/01/15                4/02 at 102       Aaa      590,687
      560,000 5.000%, 10/15/16              10/03 at 102       Aaa      501,105
    1,000,000 Suffolk County Industrial
               Development Agency,
               Southwest Sewer System,
               4.750%, 2/01/09               2/04 at 101       Aaa      911,690

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
              Suffolk County Water
               Authority, Water
               System:
 $  1,800,000 5.100%, 6/01/11               No Opt. Call       Aaa $  1,706,453
    2,565,000 5.625%, 6/01/16                6/02 at 102       Aaa    2,469,068
    3,700,000 5.000%, 6/01/17                6/03 at 102       Aaa    3,323,820
              Triborough Bridge and
               Tunnel Authority,
               General Purpose
               Revenue:
    2,750,000 6.500%, 1/01/19            1/02 at 101 1/2       Aaa    2,869,955
    2,000,000 7.000%, 1/01/20 (Pre-
               refunded to 1/01/01)          1/01 at 102       Aaa    2,271,220
    1,175,000 7.000%, 1/01/21 (Pre-
               refunded to 1/01/01)      1/01 at 101 1/2       Aaa    1,329,700
    8,650,000 Triborough Bridge and
               Tunnel Authority,
               Special Obligation,
               6.875%, 1/01/15               1/01 at 102       Aaa    9,288,715
    1,750,000 Yonkers General
               Obligation,
               7.375%, 12/01/09 (Pre-
               refunded to 12/01/00)        12/00 at 102       Aaa    2,022,947
-------------------------------------------------------------------------------
 $342,030,000 Total Investments -
               (cost $336,497,771) -
               98.8%                                                352,332,995
-------------------------------------------------------------------------------
-------------------
              TEMPORARY INVESTMENTS IN
              SHORT-TERM MUNICIPAL
              SECURITIES - 0.4%
              New York City General
               Obligation, Variable
               Rate Demand Bonds:
 $    300,000 3.450%, 8/01/21+                              VMIG-1      300,000
    1,000,000 3.450%, 8/01/22+                              VMIG-1    1,000,000
-------------------------------------------------------------------------------
 $  1,300,000 Total Temporary
               Investments - 0.4%                                     1,300,000
-------------------------------------------------------------------------------
-------------------
              Other Assets Less
               Liabilities - 0.8%                                     2,926,024
-------------------------------------------------------------------------------
              Net Assets - 100%                                    $356,559,019

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED

                                                        NUMBER               MARKET
                 STANDARD & POOR'S           MOODY'S OF ISSUES MARKET VALUE PERCENT
-----------------------------------------------------------------------------------
 SUMMARY OF                    AAA               Aaa       153 $347,857,357     99%
 RATINGS**            AA+, AA, AA- Aa1, Aa, Aa2, Aa3         4    4,475,638       1
 PORTFOLIO OF
 INVESTMENTS
 (EXCLUDING
 TEMPORARY
 INVESTMENTS):
-----------------------------------------------------------------------------------
 TOTAL                                                     157 $352,332,995    100%

--------------------------------------------------------------------------------
All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

NUVEEN OHIO TAX-FREE VALUE FUND
                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                    OPT. CALL
 AMOUNT       DESCRIPTION                   PROVISIONS* RATINGS** MARKET VALUE
------------------------------------------------------------------------------
              Ohio Air Quality
               Development Authority,
               Pollution Control (Ohio
               Edison Company):
 $  2,000,000 7.450%, 3/01/16               3/00 at 102       Aaa $  2,206,840
      750,000 7.625%, 7/01/23               7/99 at 102      Baa3      796,425
    5,650,000 5.625%, 11/15/29             11/03 at 102       Aaa    5,414,113
    1,750,000 Ohio Air Quality
               Development Authority,
               Pollution Control
               (Columbus Southern Power
               Company), 6.375%,
               12/01/20                    12/02 at 102       Aaa    1,819,773
    1,000,000 Ohio Air Quality
               Development Authority,
               Pollution Control (Ohio
               Power Company), 7.400%,
               8/01/09                      8/99 at 102      Baa1    1,044,540
    2,000,000 Ohio Air Quality
               Development Authority,
               Pollution Control
               (Cleveland Electric
               Illuminating Company),
               8.000%, 12/01/13             6/02 at 103       Aaa    2,362,580
    1,000,000 Ohio Building Authority
               (State Correctional
               Facilities), 7.125%,
               9/01/09                      9/96 at 102        A1    1,043,260
    1,250,000 Ohio Capital Corporation
               for Housing,
               Multi-Family Housing,
               7.600%, 11/01/23            11/97 at 105       AAA    1,337,175
    1,935,000 Ohio General Obligation,
               6.000%, 8/01/10             No Opt. Call        Aa    2,036,529
      250,000 Ohio Higher Educational
               Facility Commission (Ohio
               Dominican College),
               8.500%, 12/01/07 (Pre-
               refunded to 12/01/97)       12/97 at 102       N/R      278,238
      400,000 Ohio Higher Educational
               Facility Commission (John
               Carroll University),
               9.250%, 10/01/07
               (Pre-refunded to
               10/01/97)                   10/97 at 102         A      449,520
    1,000,000 Ohio Higher Educational
               Facility Commission (Ohio
               Wesleyan University),
               7.650%, 11/15/07            11/97 at 102       Aaa    1,091,210
    1,000,000 Ohio Higher Educational
               Facility Commission (Ohio
               Northern University),
               7.300%, 5/15/10
               (Pre-refunded to 5/15/00)    5/00 at 100       Aaa    1,119,250
    1,000,000 Ohio Higher Educational
               Facility Commission
               (Kenyon College), 5.375%,
               12/01/16                    12/03 at 102        A+      899,920
    1,500,000 Ohio Higher Educational
               Facility Commission
               (University of Dayton),
               5.800%, 12/01/19            12/04 at 102       Aaa    1,485,390
              Ohio Housing Finance
               Agency, Single Family
               Mortgage (GNMA):
      735,000 7.500%, 9/01/13               9/00 at 102       AAA      790,647
      920,000 7.400%, 9/01/15               3/00 at 102       AAA      979,368
      355,000 7.050%, 9/01/16               9/01 at 102       Aaa      377,251
    2,000,000 Ohio Turnpike Commission,
               5.750%, 2/15/24              2/04 at 102       AA-    1,956,100
    3,000,000 Ohio Water Development
               Authority (Dayton Power
               and Light Company),
               6.400%, 8/15/27              8/02 at 102       AA-    3,088,350
      125,000 Ohio IOOF Home (FHA-
               Insured),
               8.150%, 8/01/02              8/97 at 103       AAA      136,603

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN OHIO TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
              Adams County Ohio Valley
               School District, General
               Obligation:
 $  2,000,000 7.000%, 12/01/15              No Opt. Call       Aaa $  2,328,320
    3,865,000 5.250%, 12/01/21              12/05 at 102       Aaa    3,550,621
    3,955,000 Akron General Obligation,
               Limited Tax,
               6.750%, 12/01/14             12/04 at 102       Aaa    4,302,803
    1,500,000 Akron Waterworks System,
               6.550%, 3/01/12               3/01 at 102       Aaa    1,593,840
    1,475,000 Bedford Hospital (Community
               Hospital),
               8.500%, 5/15/09               5/00 at 102       N/R    1,707,519
              Bellefontaine Sewer System:
    1,000,000 6.800%, 12/01/07              12/02 at 101      Baa1    1,050,670
    1,000,000 6.900%, 12/01/11              12/02 at 101      Baa1    1,045,860
    2,500,000 Buckeye Valley Local School
               District, General
               Obligation, 6.850%,
               12/01/15                     No Opt. Call       Aaa    2,858,850
    1,250,000 Butler County Hospital
               Facilities (Fort Hamilton-
               Hughes Memorial Hospital),
               7.500%, 1/01/10               1/02 at 102       Baa    1,298,038
    1,000,000 Canal Winchester Local
               School District, General
               Obligation, Unlimited Tax,
               7.100%, 12/01/13 (Pre-
               refunded to 12/01/01)        12/01 at 102       Aaa    1,152,360
    1,000,000 Clermont County, Road
               Improvement, Limited Tax,
               7.125%, 9/01/11 (Pre-
               refunded to 9/01/00)          9/00 at 102       Aaa    1,134,300
              Clermont County Sewer
               System:
    2,000,000 7.375%, 12/01/20 (Pre-
               refunded to 12/01/00)        12/00 at 102       Aaa    2,301,740
    1,000,000 7.100%, 12/01/21 (Pre-
               refunded to 12/01/01)        12/01 at 102       Aaa    1,152,360
    2,000,000 5.200%, 12/01/21              12/03 at 102       Aaa    1,829,000
    1,000,000 Clermont County Waterworks
               System, 6.625%, 12/01/13
               (Pre-refunded to 12/01/01)   12/01 at 102       Aaa    1,127,950
    2,000,000 Cleveland City School
               District, General
               Obligation, Unlimited Tax,
               5.875%, 12/01/11             12/02 at 102       Aaa    2,030,420
    1,500,000 Cleveland Public Power
               System, 7.000%, 11/15/24     11/04 at 102       Aaa    1,697,535
              Cleveland Waterworks
               Mortgage:
    1,000,000 6.500%, 1/01/11                1/02 at 102       Aaa    1,060,550
    1,750,000 6.500%, 1/01/21 (Pre-
               refunded to 1/01/02)          1/02 at 102       Aaa    1,953,910
    1,000,000 Coldwater Exempted Village
               School District, Unlimited
               Tax, 7.000%, 12/01/13
               (Pre-refunded to 12/01/99)   12/99 at 102       Aaa    1,121,290
    1,500,000 Columbus General
               Obligation, Unlimited Tax,
               6.500%, 1/01/10               1/02 at 102       Aaa    1,594,920
    2,050,000 Columbus General
               Obligation, 5.250%,
               9/15/18                       9/03 at 102       Aaa    1,885,652
    1,500,000 Cuyahoga County General
               Obligation,
               Unlimited Tax, 7.000%,
               10/01/13
               (Pre-refunded to 10/01/01)   10/01 at 102       N/R    1,712,670
    1,000,000 Cuyahoga County General
               Obligation,
               5.250%, 10/01/13             No Opt. Call        A1      933,530

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                      OPT. CALL
 AMOUNT       DESCRIPTION                     PROVISIONS* RATINGS** MARKET VALUE
--------------------------------------------------------------------------------
 $  1,250,000 Cuyahoga County,
               Hospital Improvement
               (Deaconess Hospital),
               7.450%, 10/01/18
               (Pre-refunded to
               10/01/00)                     10/00 at 103        A1 $  1,445,725
    2,750,000 Cuyahoga County Hospital
               (Meridia Health
               System), 7.250%,
               8/15/19                        8/00 at 102        A1    2,918,163
      750,000 Defiance Waterworks
               System, General
               Obligation, Unlimited
               Tax, 6.200%, 12/01/20         12/04 at 102       Aaa      770,708
    1,110,000 Fairborn General
               Obligation, Limited
               Tax,
               7.000%, 10/01/11              10/02 at 102       Aaa    1,225,773
    2,790,000 Franklin County Limited
               Tax, 5.375%, 12/01/20         12/08 at 102       Aaa    2,622,991
              Franklin County,
               Hospital Facilities
               (Ohio Presbyterian
               Retirement Services):
    1,350,000 8.750%, 7/01/21                 7/01 at 103       N/R    1,423,481
    1,500,000 6.500%, 7/01/23                 7/03 at 102       N/R    1,367,670
      715,000 Franklin County, FHA-
               Insured (Worthington
               Village Nursing Home),
               7.000%, 8/01/16                8/00 at 102       N/R      727,248
    1,000,000 Franklin County,
               Hospital Facilities
               (Riverside United
               Methodist Hospital),
               5.750%, 5/15/20                5/03 at 102        Aa      956,740
    1,000,000 Franklin County (Online
               Computer Library Center
               Project), 7.200%,
               7/15/06                        7/01 at 100       N/R    1,062,100
      250,000 Fremont Sewerage System,
               8.100%, 12/01/07
               (Pre-refunded to
               12/01/97)                     12/97 at 102        A-      276,108
    1,000,000 Gahanna-Jefferson School
               District,
               General Obligation,
               Unlimited Tax,
               7.125%, 12/01/14 (Pre-
               refunded to 12/01/00)         12/00 at 102        A1    1,135,250
    3,000,000 Garfield Heights
               (Marymount Hospital),
               6.650%, 11/15/11              11/02 at 102         A    3,086,880
    2,000,000 Grandview Heights, City
               School District,
               General Obligation,
               6.100%, 12/01/19              12/05 at 101        AA    2,032,320
      250,000 Grandview Heights,
               Library Building
               Mortgage,
               8.250%, 12/01/07 (Pre-
               refunded to 12/01/97)         12/97 at 102       N/R      277,193
    1,000,000 Greene County Sewer
               System, 5.500%,
               12/01/18                      12/03 at 102       Aaa      956,950
    1,000,000 Greenville Wastewater
               System, 6.350%,
               12/01/17                      10/02 at 102       Aaa    1,041,740
    2,500,000 Hamilton Electric
               System, 6.300%,
               10/15/25                      10/02 at 102       Aaa    2,573,975
    1,495,000 Hamilton County, FHA-
               Insured
               (Judson Care Center),
               7.800%, 8/01/19           8/00 at 101 5/16        A+    1,615,348
      500,000 Hamilton County Sewer
               System (Metropolitan
               Sewer District of
               Greater Cincinnati),
               5.250%, 12/01/16              12/03 at 100       Aaa      466,605
      400,000 Hubbard Sewer System,
               8.800%, 11/15/17               5/98 at 102       N/R      445,616
    1,500,000 Hudson Local School
               District,
               General Obligation,
               Unlimited Tax,
               5.600%, 12/15/14              12/03 at 102       Aaa    1,470,405

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN OHIO TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $  1,000,000 Kent State University,
               General Receipts,
               6.500%, 5/01/22               5/02 at 102       Aaa $  1,049,830
    1,000,000 Kettering City School
               District, General
               Obligation, Unlimited Tax,
               5.300%, 12/01/14             12/05 at 101       Aaa      942,370
      500,000 Kirtland Local School
               District, General
               Obligation, Unlimited Tax,
               7.500%, 12/01/09             12/99 at 102        A1      546,115
    1,500,000 Lakewood General
               Obligation, 6.500%,
               12/01/12                     12/02 at 102        Aa    1,635,150
    1,000,000 Lakota Local School
               District, General
               Obligation, Unlimited Tax,
               6.125%, 12/01/17             12/05 at 100       Aaa    1,018,930
      500,000 Lorain General Obligation,
               5.650%, 12/01/15              6/05 at 102       Aaa      488,750
    1,500,000 Lorain Hospital (Lakeland
               Community Hospital),
               6.500%, 11/15/12             11/02 at 102        A+    1,522,620
      500,000 Lorain Sewer System,
               8.750%, 4/01/11               4/98 at 102      BBB-      555,740
    1,000,000 Lucas County General
               Obligation, Limited Tax,
               6.650%, 12/01/12             12/02 at 102      Baa1    1,022,010
    1,000,000 Mahoning County General
               Obligation,
               Limited Tax, 7.200%,
               12/01/09                     12/99 at 102       Aaa    1,111,200
    2,000,000 Mahoning County, Hospital
               Improvement
               (St. Elizabeth Hospital
               Medical Center),
               7.375%, 12/01/09              6/96 at 102        A1    2,067,880
    2,355,000 Mahoning County, Hospital
               Improvement
               (YHA Inc. Project),
               7.000%, 10/15/14             10/00 at 102       Aaa    2,603,029
    1,000,000 Marion County (United
               Church Homes, Inc.
               Project), 6.375%, 11/15/10   11/03 at 102      BBB-      988,860
              Marion County, Health Care
               Facilities (United Church
               Homes, Inc.):
    1,150,000 8.875%, 12/01/12 (Pre-
               refunded to 12/01/99)        12/99 at 103       N/R    1,371,076
      750,000 6.300%, 11/15/15              11/03 at 102      BBB-      687,525
    1,000,000 Marysville Exempted Village
               School District, General
               Obligation, Unlimited Tax,
               7.200%, 12/01/10 (Pre-
               refunded to 12/01/00)        12/00 at 102       Aaa    1,142,760
    1,250,000 Marysville Water System
               Mortgage,
               7.050%, 12/01/21             12/01 at 101       Aaa    1,427,650
    1,000,000 Mentor Village Exempted
               School District,
               General Obligation,
               Unlimited Tax,
               7.400%, 12/01/11 (Pre-
               refunded to 12/01/02)        12/02 at 100       Aaa    1,136,670
    1,000,000 Montgomery County Water
               (Greater
               Moraine-Beavercreek Sewer
               District),
               6.250%, 11/15/17             11/02 at 102       Aaa    1,033,800
    3,000,000 Mount Vernon (Knox
               Community Hospital),
               7.875%, 6/01/12               6/96 at 103       N/R    3,124,260
    2,285,000 Napolean (Lutheran Orphan's
               and Old Folks Home
               Project), 6.875%, 08/01/23    9/04 at 102        Aa    2,395,525
    1,000,000 North Olmstead, General
               Obligation, Limited Tax,
               6.250%, 12/15/12             12/02 at 102       Aaa    1,040,590

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                     OPT. CALL
 AMOUNT       DESCRIPTION                    PROVISIONS* RATINGS** MARKET VALUE
-------------------------------------------------------------------------------
 $    500,000 Ottawa County General
               Obligation,
               5.750%, 12/01/14             12/05 at 102       Aaa $    499,945
    2,250,000 Oxford Water Supply System,
               6.000%, 12/01/14             12/02 at 102       Aaa    2,276,798
    1,000,000 Parma General Obligation,
               Limited Tax,
               7.600%, 12/01/11             12/00 at 102         A    1,139,050
    1,750,000 Pickerington Local School
               District, General
               Obligation, Unlimited Tax,
               6.750%, 12/01/16             12/01 at 102         A    1,833,055
    1,000,000 Revere Local School
               District, General
               Obligation, Unlimited Tax,
               6.000%, 12/01/16             12/03 at 102       Aaa    1,012,870
    1,500,000 Reynoldsburg City School
               District, General
               Obligation, Unlimited Tax,
               6.550%, 12/01/17             12/02 at 102       Aaa    1,582,785
    1,200,000 Ridgemont Local School
               District, General
               Obligation, Unlimited Tax,
               7.250%, 12/01/14             12/02 at 102       N/R    1,290,120
      750,000 St. Henry Consolidated
               Local School District,
               General Obligation,
               6.950%, 12/01/14             12/05 at 102       Aaa      826,658
      735,000 Salem Sewer System
               Mortgage,
               7.500%, 11/01/11 (Pre-
               refunded to 11/01/96)        11/96 at 102       N/R      779,055
    1,000,000 Springfield City School
               District, General
               Obligation, Unlimited Tax,
               6.600%, 12/01/12             12/01 at 102       Aaa    1,066,590
    1,500,000 Steubenville City School
               District, General
               Obligation, Unlimited Tax,
               6.200%, 12/01/17             12/03 at 102       Aaa    1,538,714
    2,340,000 Stow General Obligation,
               6.200%, 12/01/20             12/05 at 102        A1    2,367,751
    1,070,000 Trumbull County General
               Obligation,
               7.000%, 12/01/04             No Opt. Call       Aaa    1,245,800
    1,000,000 Trumbull County Hospital
               (Trumbull Memorial
               Hospital), 6.900%,
               11/15/12                     11/01 at 102       Aaa    1,083,630
      750,000 Tuscarawas County, Hospital
               Facilities (Union
               Hospital), 6.500%,
               10/01/21                     10/03 at 102       Baa      699,344
              University of Cincinnati,
               General Receipts:
    1,000,000 7.300%, 6/01/09 (Pre-
               refunded to 6/01/99)          6/99 at 100       AA-    1,102,050
    1,000,000 6.300%, 6/01/12               12/02 at 102       AA-    1,047,680
    1,000,000 University of Toledo,
               General Receipts,
               5.350%, 6/01/25               6/04 at 102       Aaa      931,130
    2,650,000 Walnut Township Local
               School District, General
               Obligation, 6.200%,
               12/01/20                     No Opt. Call       Aaa    2,870,771
    1,950,000 Warren County, Hospital
               Facilities, Otterbein Home
               Project, 7.200%, 7/01/11      7/01 at 102       Aa1    2,097,127
              Warren General Obligation,
               Limited Tax:
    1,500,000 7.750%, 11/01/10 (Pre-
               refunded to 11/01/00)        11/00 at 102      BBB+    1,760,654
      250,000 8.625%, 11/15/13 (Pre-
               refunded to 11/15/98)        11/98 at 102      BBB+      287,367
    1,000,000 Warren General Obligation,
               5.200%, 11/15/13             11/03 at 102       Aaa      936,190
    2,500,000 Washington Water System,
               5.375%, 12/01/19             12/03 at 101       Aaa    2,374,800
      750,000 West Geauga Local School
               District, General
               Obligation, Unlimited Tax,
               5.950%, 11/01/12             11/04 at 102       Aaa      764,640

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN OHIO TAX-FREE VALUE FUND--CONTINUED

 PRINCIPAL                                    OPT. CALL
 AMOUNT       DESCRIPTION                   PROVISIONS* RATINGS** MARKET VALUE
------------------------------------------------------------------------------
 $    500,000 Wooster City School
               District, General
               Obligation, Unlimited
               Tax, 6.500%, 12/01/17       12/02 at 102       Aaa $    525,820
    3,000,000 Puerto Rico Electric Power
               Authority,
               5.500%,7/01/25 (WI)          7/05 at 100        A-    2,776,950
------------------------------------------------------------------------------
 $161,310,000 Total Investments - (cost
               $159,604,476) - 98.0%                               168,666,463
------------------------------------------------------------------------------
-------------------
                                                                    ----------
              Other Assets Less
               Liabilities - 2.0%                                    3,495,809
------------------------------------------------------------------------------
              Net Assets - 100%                                   $172,162,272

--------------------------------------------------------------------------------

                                                           NUMBER               MARKET
                STANDARD & POOR'S               MOODY'S OF ISSUES MARKET VALUE PERCENT
--------------------------------------------------------------------------------------
 SUMMARY OF                   AAA                   Aaa        64 $ 97,458,488     57%
 RATINGS**           AA+, AA, AA-     Aa1, Aa, Aa2, Aa3        10   18,347,571      11
 PORTFOLIO OF                  A+                    A1        11   16,495,562      10
 INVESTMENTS:               A, A-             A, A2, A3         6    9,561,563       6
                  BBB+, BBB, BBB- Baa1, Baa, Baa2, Baa3        12   11,237,033       7
                        Non-rated             Non-rated        13   15,566,246       9
--------------------------------------------------------------------------------------
 TOTAL                                                        116 $168,666,463    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                                  CA         CA INS        MA        MA INS
------------------------------------------------------------------------------
  ASSETS
  Investments in municipal
   securities, at market
   value
   (note 1)                  $214,855,807 $214,755,324 $75,477,738 $62,319,826
  Temporary investments in
   short-term municipal
   securities, at amortized
   cost (note 1)                8,400,000    2,900,000   3,500,000     --
  Cash                            --           --           90,256      79,431
  Receivables:
   Interest                     3,794,767    3,301,908   1,127,853   1,014,415
   Shares sold                     48,513      136,752       1,432     --
   Investments sold                20,703      --          --          --
  Other assets                      7,065        4,051       2,733       3,006
                             ------------ ------------ ----------- -----------
    Total assets              227,126,855  221,098,035  80,200,012  63,416,678
                             ------------ ------------ ----------- -----------
  LIABILITIES
  Payables:
   Investments purchased        4,985,967    9,983,381   2,346,687     --
   Shares reacquired              105,370        4,538       3,503     --
  Cash overdraft                1,960,733      915,072     --          --
  Accrued expenses:
   Management fees (note 7)        99,134       94,938      35,380      28,935
   Other                           60,505       58,357      39,030      22,399
  Dividends payable               616,552      540,062     252,161     189,166
                             ------------ ------------ ----------- -----------
    Total liabilities           7,828,261   11,596,348   2,676,761     240,500
                             ------------ ------------ ----------- -----------
  Net assets (note 8)        $219,298,594 $209,501,687 $77,523,251 $63,176,178
                             ------------ ------------ ----------- -----------
  Class A Shares (note 1)
  Net assets                 $  7,345,475 $ 10,006,978 $ 2,878,731 $ 3,568,841
                             ------------ ------------ ----------- -----------
  Shares outstanding              716,698      963,449     295,139     347,842
                             ------------ ------------ ----------- -----------
  Net asset value and
   redemption price per
   share                     $      10.25 $      10.39 $      9.75 $     10.26
                             ------------ ------------ ----------- -----------
  Offering price per share
   (net asset value per
   share plus maximum sales
   charge of 4.50% of
   offering price)           $      10.73 $      10.88 $     10.21 $     10.74
                             ------------ ------------ ----------- -----------
  Class C Shares (note 1)
  Net assets                 $    427,283 $    907,236 $   225,251 $   528,429
                             ------------ ------------ ----------- -----------
  Shares outstanding               41,702       88,008      23,207      51,623
                             ------------ ------------ ----------- -----------
  Net asset value, offering
   and redemption price per
   share                     $      10.25 $      10.31 $      9.71 $     10.24
                             ------------ ------------ ----------- -----------
  Class R Shares (note 1)
  Net assets                 $211,525,836 $198,587,473 $74,419,269 $59,078,908
                             ------------ ------------ ----------- -----------
  Shares outstanding           20,588,612   19,153,588   7,650,897   5,756,918
                             ------------ ------------ ----------- -----------
  Net asset value and
   redemption price per
   share                     $      10.27 $      10.37 $      9.73 $     10.26
                             ------------ ------------ ----------- -----------

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

                                             NY         NY INS         OH
------------------------------------------------------------------------------
  ASSETS
  Investments in municipal securities,
   at market value
   (note 1)                             $156,585,167 $352,332,995 $168,666,463
  Temporary investments in short-term
   municipal securities, at amortized
   cost (note 1)                           2,500,000    1,300,000      --
  Cash                                       180,192      376,112    1,240,812
  Receivables:
   Interest                                2,044,924    3,938,716    2,815,045
   Shares sold                                58,287      117,959       31,261
   Investments sold                           35,000      --         2,814,058
  Other assets                                 6,677       15,954          375
                                        ------------ ------------ ------------
    Total assets                         161,410,247  358,081,736  175,568,014
                                        ------------ ------------ ------------
  LIABILITIES
  Payables:
   Investments purchased                     --           --         2,692,333
   Shares reacquired                         --            76,027        9,804
  Accrued expenses:
   Management fees (note 7)                   74,883      160,457       78,863
   Other                                      66,112      105,316       79,506
  Dividends payable                          552,181    1,180,917      545,236
                                        ------------ ------------ ------------
    Total liabilities                        693,176    1,522,717    3,405,742
                                        ------------ ------------ ------------
  Net assets (note 8)                   $160,717,071 $356,559,019 $172,162,272
                                        ------------ ------------ ------------
  Class A Shares (note 1)
  Net assets                            $ 11,113,988 $ 17,732,500 $  8,156,966
                                        ------------ ------------ ------------
  Shares outstanding                       1,075,190    1,713,698      787,705
                                        ------------ ------------ ------------
  Net asset value and redemption price
   per share                            $      10.34 $      10.35 $      10.36
                                        ------------ ------------ ------------
  Offering price per share (net asset
   value per share plus maximum sales
   charge of 4.50% of offering price)   $      10.83 $      10.84 $      10.85
                                        ------------ ------------ ------------
  Class C Shares (note 1)
  Net assets                            $    422,877 $    900,199 $  1,323,799
                                        ------------ ------------ ------------
  Shares outstanding                          40,803       86,911      128,406
                                        ------------ ------------ ------------
  Net asset value, offering and
   redemption price per share           $      10.36 $      10.36 $      10.31
                                        ------------ ------------ ------------
  Class R Shares (note 1)
  Net assets                            $149,180,206 $337,926,320 $162,681,507
                                        ------------ ------------ ------------
  Shares outstanding                      14,388,241   32,654,779   15,730,308
                                        ------------ ------------ ------------
  Net asset value and redemption price
   per share                            $      10.37 $      10.35 $      10.34
                                        ------------ ------------ ------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended August 31, 1995
(Unaudited)
                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                                    CA        CA INS        MA        MA INS
-------------------------------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest income
   (note 1)                     $6,770,741  $6,255,726  $2,372,240  $1,866,459
                                ----------  ----------  ----------  ----------
  Expenses (note 2):
   Management fees (note 7)        588,823     566,708     207,547     169,723
   12b-1 distribution and
    service fees (note 1)            8,293      11,067       3,075       5,543
   Shareholders' servicing
    agent fees and expenses         81,384      73,295      37,612      24,935
   Custodian's fees and
    expenses                        45,502      37,286      26,174      18,941
   Directors' fees and
    expenses (note 7)                1,965       1,948       2,237         684
   Professional fees                15,387      13,822       8,899       5,168
   Shareholders' reports--
    printing and mailing
    expenses                        47,054      43,462      40,883      33,461
   Federal and state
    registration fees                2,116       1,275       6,587       1,935
   Portfolio insurance expense      --           7,616      --           2,405
   Other expenses                    3,036       8,879       2,133       3,919
                                ----------  ----------  ----------  ----------
    Total expenses before
     expense reimbursement         793,560     765,358     335,147     266,714
   Expense reimbursement from
    investment adviser (note
    7)                              (3,302)     (1,695)    (49,029)       (788)
                                ----------  ----------  ----------  ----------
    Net expenses                   790,258     763,663     286,118     265,926
                                ----------  ----------  ----------  ----------
    Net investment income        5,980,483   5,492,063   2,086,122   1,600,533
                                ----------  ----------  ----------  ----------
  REALIZED AND UNREALIZED GAIN
  (LOSS) FROM INVESTMENTS
  Net realized gain (loss)
   from investment
   transactions, net of taxes,
   if applicable (notes 1 and
   5)                              273,331      39,788    (211,652)     11,451
  Net change in unrealized
   appreciation or
   depreciation of investments   2,857,087   2,783,199   1,712,370   1,226,038
                                ----------  ----------  ----------  ----------
    Net gain from investments    3,130,418   2,822,987   1,500,718   1,237,489
                                ----------  ----------  ----------  ----------
  Net increase in net assets
   from operations              $9,110,901  $8,315,050  $3,586,840  $2,838,022
                                ----------  ----------  ----------  ----------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended August 31, 1995
(Unaudited)

                                               NY        NY INS        OH
------------------------------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest income (note 1)      $4,972,993  $10,668,687 $5,335,843
                                           ----------  ----------- ----------
  Expenses (note 2):
   Management fees (note 7)                   430,537      961,218    471,018
   12b-1 distribution and service fees
    (note 1)                                   11,457       18,933     13,629
   Shareholders' servicing agent fees and
    expenses                                   74,763      111,677     83,408
   Custodian's fees and expenses               31,074       35,747     28,583
   Directors' fees and expenses (note 7)        1,823        2,725      3,128
   Professional fees                            9,943       14,737     11,786
   Shareholders' reports--printing and
    mailing expenses                           68,123       74,203     83,352
   Federal and state registration fees          1,662        1,931      2,248
   Portfolio insurance expense                 --            6,804     --
   Other expenses                               1,737        6,383      5,949
                                           ----------  ----------- ----------
    Total expenses before expense
     reimbursement                            631,119    1,234,358    703,101
   Expense reimbursement from investment
    adviser (note 7)                          (29,827)     --         (43,180)
                                           ----------  ----------- ----------
    Net expenses                              601,292    1,234,358    659,921
                                           ----------  ----------- ----------
    Net investment income                   4,371,701    9,434,329  4,675,922
                                           ----------  ----------- ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS
  Net realized gain (loss) from
   investment transactions, net
   of taxes, if applicable (notes 1 and
   5)                                        (100,649)     802,126    291,582
  Net change in unrealized appreciation
   or depreciation of investments           3,440,904    6,246,498  2,435,805
                                           ----------  ----------- ----------
    Net gain from investments               3,340,255    7,048,624  2,727,387
                                           ----------  ----------- ----------
  Net increase in net assets from
   operations                              $7,711,956  $16,482,953 $7,403,309
                                           ----------  ----------- ----------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                                        CA                         CA INS
                                      -----------------------------------------------
                             Six months     Year ended    Six months     Year ended
                            ended 8/31/95    2/28/95     ended 8/31/95    2/28/95
-------------------------------------------------------------------------------------
  OPERATIONS
  Net investment income     $  5,980,483   $ 12,056,682  $  5,492,063   $ 11,038,593
  Net realized gain (loss)
   from investment
   transactions, net of
   taxes, if applicable          273,331     (2,621,487)       39,788     (1,106,384)
  Net change in unrealized
   appreciation or
   depreciation of
   investments                 2,857,087     (8,272,724)    2,783,199     (6,870,030)
                            ------------   ------------  ------------   ------------
   Net increase in net
    assets from operations     9,110,901      1,162,471     8,315,050      3,062,179
                            ------------   ------------  ------------   ------------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)
  From undistributed net
   investment income:
   Class A                      (140,797)       (40,773)     (178,210)       (59,786)
   Class C                        (7,123)        (2,883)       (8,011)        (4,199)
   Class R                    (5,897,610)   (12,099,560)   (5,336,744)   (10,954,036)
  In excess of net
   investment income:
   Class A                          (464)       --            --             --
   Class C                           (24)       --            --             --
   Class R                       (19,434)       --            --             --
  From accumulated net
   realized gains from
   investment
   transactions:
   Class A                       --              (6,186)      --              (2,542)
   Class C                       --                (231)      --                (317)
   Class R                       --          (1,542,643)      --            (545,843)
  In excess of accumulated
   net realized gains from
   investment
   transactions:
   Class A                       --             --            --             --
   Class C                       --             --            --             --
   Class R                       --             --            --             --
                            ------------   ------------  ------------   ------------
   Decrease in net assets
    from distributions to
    shareholders              (6,065,452)   (13,692,276)   (5,522,965)   (11,566,723)
                            ------------   ------------  ------------   ------------
  FUND SHARE TRANSACTIONS
   (note 3)
  Net proceeds from sales
   of shares:
   Class A                     4,258,519      3,153,792     5,454,618      4,571,343
   Class C                       272,224        189,814       710,350        277,611
   Class R                    10,201,202     24,628,063     6,517,621     21,455,944
  Net asset value of
   shares issued to
   shareholders due to
   reinvestment of
   distributions from net
   investment income and
   from net realized gains
   from investment
   transactions:
   Class A                        58,613         17,920        91,770         24,201
   Class C                         4,872          1,844         3,741          1,935
   Class R                     3,581,836      8,806,336     3,291,223      7,133,691
                            ------------   ------------  ------------   ------------
                              18,377,266     36,797,769    16,069,323     33,464,725
                            ------------   ------------  ------------   ------------
  Cost of shares redeemed:
   Class A                      (191,465)      (117,370)     (378,533)       (71,333)
   Class C                       (52,362)        (1,036)      (37,406)       (68,234)
   Class R                   (13,305,829)   (31,154,367)  (12,846,852)   (29,032,260)
                            ------------   ------------  ------------   ------------
                             (13,549,656)   (31,272,773)  (13,262,791)   (29,171,827)
                            ------------   ------------  ------------   ------------
   Net increase (decrease)
    in net assets derived
    from Fund share
    transactions               4,827,610      5,524,996     2,806,532      4,292,898
                            ------------   ------------  ------------   ------------
   Net increase (decrease)
    in net assets              7,873,059     (7,004,809)    5,598,617     (4,211,646)
  Net assets at beginning
   of period                 211,425,535    218,430,344   203,903,070    208,114,716
                            ------------   ------------  ------------   ------------
  Net assets at end of
   period                   $219,298,594   $211,425,535  $209,501,687   $203,903,070
                            ------------   ------------  ------------   ------------
  Balance of undistributed
   net investment income
   at end of period         $    (19,922)  $     65,047  $     35,778   $     66,680
                            ------------   ------------  ------------   ------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)


                                       MA                       MA INS
                                      -------------------------------------------
                             Six months   Year ended    Six months   Year ended
                            ended 8/31/95   2/28/95    ended 8/31/95   2/28/95
---------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $ 2,086,122  $ 4,066,454   $ 1,600,533  $ 3,106,605
  Net realized gain (loss)
   from investment
   transactions, net of
   taxes, if applicable         (211,652)    (558,617)       11,451     (212,554)
  Net change in unrealized
   appreciation or
   depreciation of
   investments                 1,712,370   (2,393,115)    1,226,038   (1,878,784)
                             -----------  -----------   -----------  -----------
   Net increase in net
    assets from operations     3,586,840    1,114,722     2,838,022    1.015,267
                             -----------  -----------   -----------  -----------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)
  From undistributed net
   investment income:
   Class A                       (47,391)     (16,122)      (65,508)     (22,806)
   Class C                        (3,293)      (1,197)       (9,167)      (5,217)
   Class R                    (2,061,587)  (4,021,155)   (1,553,379)  (3,099,363)
  In excess of net
   investment income:
   Class A                       --           --               (256)     --
   Class C                       --           --                (38)     --
   Class R                       --           --             (6,069)     --
  From accumulated net
   realized gains from
   investment
   transactions:
   Class A                       --           --            --           --
   Class C                       --           --            --           --
   Class R                       --           --            --           --
  In excess of accumulated
   net realized gains from
   investment
   transactions:
   Class A                       --           --            --           --
   Class C                       --           --            --           --
   Class R                       --           --            --           --
                             -----------  -----------   -----------  -----------
   Decrease in net assets
    from distributions to
    shareholders              (2,112,271)  (4,038,474)   (1,634,417)  (3,127,386)
                             -----------  -----------   -----------  -----------
  FUND SHARE TRANSACTIONS
   (note 3)
  Net proceeds from sale
   of shares:
   Class A                     1,886,402    1,057,696     1,670,445    1,906,377
   Class C                       101,787      144,012       184,443      324,825
   Class R                     3,936,398   10,510,784     2,065,629    7,040,265
  Net asset value of
   shares issued to
   shareholders due to
   reinvestment of
   distributions from net
   investment income and
   from net realized gains
   from investment
   transactions:
   Class A                        26,374        8,778        40,320       11,338
   Class C                         2,460          594         8,120        2,330
   Class R                     1,475,556    2,815,745     1,096,353    2,160,636
                             -----------  -----------   -----------  -----------
                               7,428,977   14,537,609     5,065,310   11,445,771
                             -----------  -----------   -----------  -----------
  Cost of shares redeemed:
   Class A                      (137,484)     (32,507)     (146,925)     (37,958)
   Class C                       (29,500)     --             (8,602)     --
   Class R                    (3,995,655) (10,741,355)   (2,368,286)  (8,119,665)
                             -----------  -----------   -----------  -----------
                              (4,162,639) (10,773,862)   (2,523,813)  (8,157,623)
                             -----------  -----------   -----------  -----------
   Net increase (decrease)
    in net assets derived
    from Fund share
    transactions               3,266,338    3,763,747     2,541,497    3,288,148
                             -----------  -----------   -----------  -----------
   Net increase (decrease)
    in net assets              4,740,907      839,995     3,745,102    1,176,029
  Net assets at beginning
   of period                  72,782,344   71,942,349    59,431,076   58,255,047
                             -----------  -----------   -----------  -----------
  Net assets at end of
   period                    $77,523,251  $72,782,344   $63,176,178  $59,431,076
                             -----------  -----------   -----------  -----------
  Balance of undistributed
   net investment income
   at end of period          $    30,123  $    56,272   $    (6,362) $    27,522
                             -----------  -----------   -----------  -----------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                                       NY                        NY INS
                             ------------------------------------------------------
                             Six months                  Six months
                               ended       Year ended      ended       Year ended
                              8/31/95       2/28/95       8/31/95       2/28/95
-----------------------------------------------------------------------------------
  OPERATIONS
  Net investment income     $  4,371,701  $  8,356,495  $  9,434,329  $ 19,887,434
  Net realized gain (loss)
   from investment
   transactions, net of
   taxes, if applicable         (100,649)   (1,122,982)      802,126       691,691
  Net change in unrealized
   appreciation or
   depreciation of
   investments                 3,440,904    (6,026,320)    6,246,498   (17,661,749)
                            ------------  ------------  ------------  ------------
   Net increase in net
    assets from operations     7,711,956     1,207,193    16,482,953     2,917,376
                            ------------  ------------  ------------  ------------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)
  From undistributed net
   investment income:
   Class A                      (208,156)      (35,341)     (314,146)      (93,178)
   Class C                        (6,291)         (818)      (11,816)       (3,586)
   Class R                    (4,184,569)   (8,216,539)   (9,257,681)  (19,795,360)
  In excess of net
   investment income:
   Class A                       --            --            --            --
   Class C                       --            --            --            --
   Class R                       --            --            --            --
  From accumulated net
   realized gains from
   investment
   transactions:
   Class A                       --             (2,464)      --            (11,988)
   Class C                       --                (28)      --               (504)
   Class R                       --           (697,769)      --         (1,367,629)
  In excess of accumulated
   net realized gains from
   investment
   transactions:
   Class A                       --            --            --               (483)
   Class C                       --            --            --                (20)
   Class R                       --            --            --            (55,065)
                            ------------  ------------  ------------  ------------
   Decrease in net assets
    from distributions to
    shareholders              (4,399,016)   (8,952,959)   (9,583,643)  (21,327,813)
                            ------------  ------------  ------------  ------------
  FUND SHARE TRANSACTIONS
   (note 3)
  Net proceeds from sale
   of shares:
   Class A                     8,176,744     3,107,225    10,937,764     7,035,288
   Class C                       334,838        81,795       599,357       271,337
   Class R                     5,677,266    26,513,287     6,811,091    34,286,843
  Net asset value of
   shares issued to
   shareholders due to
   reinvestment of
   distributions from net
   investment income and
   from net realized gains
   from investment
   transactions:
   Class A                       130,734        18,206       205,568        61,394
   Class C                         3,905           417         6,061         1,940
   Class R                     3,210,489     6,975,322     7,058,020    16,604,261
                            ------------  ------------  ------------  ------------
                              17,533,976    36,696,252    25,617,861    58,261,063
                            ------------  ------------  ------------  ------------
  Cost of shares redeemed:
   Class A                      (537,508)      (51,915)     (883,962)      (99,736)
   Class C                        (6,462)      --            --            --
   Class R                   (12,314,554)  (22,466,951)  (27,738,326)  (75,263,107)
                            ------------  ------------  ------------  ------------
                             (12,858,524)  (22,518,866)  (28,622,288)  (75,362,843)
                            ------------  ------------  ------------  ------------
   Net increase (decrease)
    in net assets derived
    from Fund share
    transactions               4,675,452    14,177,386    (3,004,427)  (17,101,780)
                            ------------  ------------  ------------  ------------
   Net increase (decrease)
    in net assets              7,988,392     6,431,620     3,894,883   (35,512,217)
  Net assets at beginning
   of period                 152,728,679   146,297,059   352,664,136   388,176,353
                            ------------  ------------  ------------  ------------
  Net assets at end of
   period                   $160,717,071  $152,728,679  $356,559,019  $352,664,136
                            ------------  ------------  ------------  ------------
  Balance of undistributed
   net investment income
   at end of
   period                   $     77,506  $    104,821  $    114,175  $    263,489
                            ------------  ------------  ------------  ------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                OH
                                                    --------------------------
                                                     Six months
                                                       ended       Year ended
                                                      8/31/95       2/28/95
-------------------------------------------------------------------------------
  OPERATIONS
  Net investment income                             $  4,675,922  $  9,142,413
  Net realized gain (loss) from investment
   transactions, net of taxes, if applicable             291,582      (967,375)
  Net change in unrealized appreciation or
   depreciation of investments                         2,435,805    (5,055,416)
                                                    ------------  ------------
   Net increase in net assets from operations          7,403,309     3,119,622
                                                    ------------  ------------
  DISTRIBUTIONS TO SHAREHOLDERS(note 1)
  From undistributed net investment income:
   Class A                                              (169,348)      (58,833)
   Class C                                               (24,238)       (9,333)
   Class R                                            (4,520,244)   (9,076,904)
  In excess of net investment income:
   Class A                                               --            --
   Class C                                               --            --
   Class R                                               --            --
  From accumulated net realized gains from
   investment transactions:
   Class A                                               --             (4,637)
   Class C                                               --               (879)
   Class R                                               --           (652,495)
  In excess of accumulated net realized gains from
   investment transactions:
   Class A                                               --            --
   Class C                                               --            --
   Class R                                               --            --
                                                    ------------  ------------
   Decrease in net assets from distributions to
    shareholders                                      (4,713,830)   (9,803,081)
                                                    ------------  ------------
  FUND SHARE TRANSACTIONS (note 3)
  Net proceeds from sale of shares:
   Class A                                             3,902,177     4,240,889
   Class C                                               426,109       871,689
   Class R                                             5,067,925    15,813,517
  Net asset value of shares issued to shareholders
   due to reinvestment of distributions from net
   investment income and from net realized gains
   from investment transactions:
   Class A                                                94,269        28,946
   Class C                                                19,778         6,902
   Class R                                             3,194,587     6,935,311
                                                    ------------  ------------
                                                      12,704,845    27,897,254
                                                    ------------  ------------
  Cost of shares redeemed:
   Class A                                              (255,308)     (115,343)
   Class C                                               (38,664)       (3,158)
   Class R                                           (10,390,432)  (21,090,544)
                                                    ------------  ------------
                                                     (10,684,404)  (21,209,045)
                                                    ------------  ------------
   Net increase (decrease) in net assets derived
    from Fund share transactions                       2,020,441     6,688,209
                                                    ------------  ------------
   Net increase (decrease) in net assets               4,709,920         4,750
  Net assets at beginning of year                    167,452,352   167,447,602
                                                    ------------  ------------
  Net assets at end of year                         $172,162,272  $167,452,352
                                                    ------------  ------------
  Balance of undistributed net investment income
   at end of period                                 $     70,724  $    108,632
                                                    ------------  ------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                 1. GENERAL INFORMATION AND SIGNIFICANT
                 ACCOUNTING POLICIES
                 At August 31, 1995, the state Funds (the "Funds") covered in this report are Nuveen California Tax-Free Fund, Inc. (comprised of the Nuveen California and California Insured Tax-Free Value Funds), Nuveen Tax-Free Bond Fund, Inc. (comprised of the Nuveen Massachusetts, New York and Ohio Tax-Free Value Funds) and Nuveen Insured Tax-Free Bond Fund, Inc. (comprised of the Nuveen Massachusetts and New York Insured Tax-Free Value Funds).

                 Additional state Funds covering other states may be established in the future. Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities in a single state. Each Fund issues shares of each of its classes at a price equal to net asset value of such class plus the appropriate front-end sales charge, if any.

                 The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

                 The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
                 Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
                 Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At August 31, 1995, there were such purchase commitments in California, California Insured and Ohio of $4,985,967, $9,983,381 and $2,692,333, respectively. There were no such purchase commitments in any of the other Funds.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


Interest Income  Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders
                 Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from investment transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

                 Distributions to shareholders of net investment income and net realized gains from investment transactions are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of accumulated net realized gains from investment transactions, if applicable.

Income Tax       Each Fund is a separate taxpayer for federal income tax
                 purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 per share. Futhermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax exempt status when distributed to the shareholders of the Funds.

Insurance        The California Insured, Massachusetts Insured, and New York
                 Insured Tax-Free Value Funds invest in municipal securities which are covered by insurance guaranteeing the timely payment of principal and interest thereon or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary
                 Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                 Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
                 Effective September 6, 1994, each Fund commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. Effective June 13, 1995, an investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

                 Prior to the offering of Class "A" and Class "C" Shares, the shares outstanding were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares will generally be available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Derivative Financial Instruments
                 In October 1994, the Financial Accounting Standards Board
                 (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                 2. EXPENSE ALLOCATION
                 Expenses of the Funds that are not directly attributable to any class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Effective August 1, 1995, the Funds adopted a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 and now designate class specific expenses to include Rule 12b-1 distribution and service fees, and other expenses incurred for services received by a class that differ in either amount or kind. A breakdown of the class specific expenses for the six months ended August 31, 1995, are as follows:

                                                 CA    CA INS    MA    MA INS
------------------------------------------------------------------------------
  12B-1 distribution and service fees:
   Class A                                     $ 6,718 $ 9,092 $ 2,299 $ 3,348
   Class C                                       1,575   1,975     776   2,195
  Shareholders' servicing agent fees and ex-
   penses:
   Class A                                       3,235   4,044   2,378   2,346
   Class C                                         205     227     209     215
   Class R                                      62,876  57,527  29,261  19,878
  Shareholders' reports--printing and mailing
   expenses:
   Class A                                       1,525   1,808     988     520
   Class C                                         201     190      23      44
   Class R                                      40,490  36,738  37,136  33,910
  Federal and state registration fees:
   Class A                                         985     950   1,207     471
   Class C                                         290      20   1,050     106
   Class R                                         459      48   4,457     633

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995




                                                      NY    NY INS    OH
---------------------------------------------------------------------------
  12B-1 Distribution and service fees:
   Class A                                          $10,023 $16,044 $ 8,147
   Class C                                            1,434   2,889   5,482
  Shareholders' servicing agent fees and expenses:
   Class A                                            5,805   5,554   4,802
   Class C                                              925     288     564
   Class R                                           56,825  89,427  67,199
  Shareholders' reports--printing and mailing ex-
   penses:
   Class A                                            1,599   1,436   2,069
   Class C                                               91     110     240
   Class R                                           65,948  59,582  75,389
  Federal and state registration fees:
   Class A                                              821   1,324   1,207
   Class C                                              194      27     207
   Class R                                              448     525     456

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                 3. FUND SHARES
                 Transactions in shares were as follows:

                                                                           CA                  CA INS
                                                              ------------------------------------------------------
                                                               Six months                  Six months
                                                                 ended       Year ended      ended       Year ended
                                                                8/31/95       2/28/95       8/31/95       2/28/95
--------------------------------------------------------------------------------------------------------------------
  Shares sold:
   Class A                                                        418,276       321,777       527,324       468,407
   Class C                                                         26,638        19,666        69,407        28,545
   Class R                                                      1,000,114     2,433,649       634,451     2,136,079
  Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions:
   Class A                                                          5,757         1,856         8,871         2,486
   Class C                                                            478           191           365           201
   Class R                                                        360,421       884,995       319,026       714,801
                                                               ----------    ----------    ----------    ----------
                                                                1,811,684     3,662,134     1,559,444     3,350,519
                                                               ----------    ----------    ----------    ----------
  Shares redeemed:
   Class A                                                        (18,858)      (12,110)      (36,403)       (7,236)
   Class C                                                         (5,165)         (106)       (3,652)       (6,858)
   Class R                                                     (1,307,635)   (3,116,035)   (1,244,027)   (2,915,964)
                                                               ----------    ----------    ----------    ----------
                                                               (1,331,658)   (3,128,251)   (1,284,082)   (2,930,058)
                                                               ----------    ----------    ----------    ----------
  Net increase (decrease)                                         480,026       533,883       275,362       420,461
                                                               ==========    ==========    ==========    ==========

                                                                           MA                        MA INS
                                                               ------------------------------------------------------
                                                                 Six months   Year ended    Six months    Year ended
                                                               ended 8/31/95    2/28/95    ended 8/31/95    2/28/95
---------------------------------------------------------------------------------------------------------------------
  Shares sold:
   Class A                                                        195,012        114,157      158,589       197,250
   Class C                                                         10,530         15,429       18,018        33,405
   Class R                                                        407,683      1,117,491      203,095       702,214
  Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from net
   realized gains from investment transactions:
   Class A                                                          2,725            956        3,960         1,171
   Class C                                                            256             65          801           244
   Class R                                                        153,019        277,942      107,641       225,446
                                                                 --------     ----------     --------     ---------
                                                                  769,225      1,526,040      492,104     1,159,730
                                                                 --------     ----------     --------     ---------
  Shares redeemed:
   Class A                                                        (14,144)        (3,567)      (9,120)       (4,008)
   Class C                                                         (3,073)        --             (845)        --
   Class R                                                       (411,549)    (1,130,507)    (231,676)     (823,516)
                                                                 --------     ----------     --------     ---------
                                                                 (428,766)    (1,134,074)    (241,641)     (827,524)
                                                                 --------     ----------     --------     ---------
  Net increase (decrease)                                         340,459        391,966      250,463       332,206
                                                                 ========     ==========     ========     =========

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995


                                                                               NY                        NY INS
                                                                  ---------------------------------------------------------
                                                                    Six months    Year ended    Six months     Year ended
                                                                   ended 8/31/95    2/28/95    ended 8/31/95     2/28/95
---------------------------------------------------------------------------------------------------------------------------
  Shares sold:
   Class A                                                            799,440        318,594      1,063,734        719,364
   Class C                                                             32,586          8,430         58,140         27,982
   Class R                                                            554,654      2,613,112        647,848      3,411,938
  Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions:
   Class A                                                             12,738          1,882         20,019          6,336
   Class C                                                                408             43            589            200
   Class R                                                            312,471        701,622        690,246      1,652,628
                                                                   ----------     ----------     ----------     ----------
                                                                    1,712,297      3,643,683      2,480,576      5,818,448
                                                                   ----------     ----------     ----------     ----------
  Shares redeemed:
   Class A                                                            (52,083)        (5,381)       (85,424)       (10,331)
   Class C                                                               (664)        --             --             --
   Class R                                                         (1,198,817)    (2,245,562)    (2,685,709)    (7,580,245)
                                                                   ----------     ----------     ----------     ----------
                                                                   (1,251,564)    (2,250,943)    (2,771,133)    (7,590,576)
                                                                   ----------     ----------     ----------     ----------
  Net increase (decrease)                                             460,733      1,392,740       (290,557)    (1,772,128)
                                                                   ==========     ==========     ==========     ==========

                                                                        OH
                                                            --------------------------
                                                              Six months    Year ended
                                                             ended 8/31/95    2/28/95
--------------------------------------------------------------------------------------
  Shares sold:
   Class A                                                       379,543       432,196
   Class C                                                        41,505        88,344
   Class R                                                       492,754     1,586,702
  Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions:
   Class A                                                         9,155         2,972
   Class C                                                         1,930           711
   Class R                                                       310,988       696,759
                                                              ----------    ----------
                                                               1,235,875     2,807,684
                                                              ----------    ----------
  Shares redeemed:
   Class A                                                       (24,740)      (11,421)
   Class C                                                        (3,759)         (325)
   Class R                                                    (1,007,659)   (2,131,282)
                                                              ----------    ----------
                                                              (1,036,158)   (2,143,028)
                                                              ----------    ----------
  Net increase (decrease)                                        199,717       664,656
                                                              ==========    ==========

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                 4. DISTRIBUTIONS TO SHAREHOLDERS
                 On September 8, 1995, the Funds declared dividend distributions from their ordinary income which were paid on October 2, 1995, to shareholders of record on September 8, 1995, as follows:

                         CA   CA INS   MA   MA INS
--------------------------------------------------
  Dividend per share:
   Class A             $.0455 $.0435 $.0435 $.0425
   Class C              .0390  .0370  .0375  .0365
   Class R              .0480  .0460  .0455  .0450
                       ------ ------ ------ ------


                         NY   NY INS   OH
-------------------------------------------
  Dividend per share:
   Class A             $.0460 $.0435 $.0450
   Class C              .0395  .0375  .0385
   Class R              .0485  .0460  .0470
                       ------ ------ ------


                 5. SECURITIES TRANSACTIONS
                 Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended August 31, 1995, were as follows:

                                    CA        CA INS        MA        MA INS
-------------------------------------------------------------------------------
  PURCHASES
  Investments in municipal se-
   curities                     $21,790,832 $21,922,291 $ 6,464,068 $ 4,607,844
  Temporary municipal invest-
   ments                         47,600,000  23,000,000  12,800,000   9,400,000
  SALES
  Investments in municipal se-
   curities                      16,135,353   9,465,738   3,562,190     282,390
  Temporary municipal invest-
   ments                         39,200,000  21,800,000  10,100,000  11,100,000
                                ----------- ----------- ----------- -----------


                                           NY        NY INS        OH
--------------------------------------------------------------------------
  PURCHASES
  Investments in municipal securities  $36,963,549 $20,429,070 $36,426,432
  Temporary municipal investments        9,950,000  14,900,000  15,900,000
  SALES
  Investments in municipal securities   36,403,218  24,240,713  34,460,099
  Temporary municipal investments        8,650,000  15,000,000  16,700,000
                                       ----------- ----------- -----------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                 At August 31, 1995, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                 At February 28, 1995, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital security gains, if any. If not applied, the carryovers will expire as follows:

                        CA       CA INS       MA       MA INS
---------------------------------------------------------------
  Expiration year:
   1996             $   --     $   --     $   --     $    6,372
   1997                 --         --         --         72,205
   2003              2,620,483  1,106,349    557,301    212,554
                    ---------- ---------- ---------- ----------
    Total           $2,620,483 $1,106,349 $  557,301 $  291,131
                    ---------- ---------- ---------- ----------


                        NY         OH
-----------------------------------------
  Expiration year:
   1996             $   --     $   --
   1997                 --         --
   2003              1,122,982    967,375
                    ---------- ----------
    Total           $1,122,982 $  967,375
                    ---------- ----------


                 6. UNREALIZED APPRECIATION (DEPRECIATION)
                 Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 1995, were as follows:

                                   CA        CA INS         MA        MA INS
-------------------------------------------------------------------------------
  Gross unrealized:
   Appreciation                $9,254,295  $10,381,107  $4,389,282  $3,729,524
   Depreciation                (2,403,808)  (2,735,111)   (422,998)   (235,696)
                               ----------  -----------  ----------  ----------
  Net unrealized appreciation  $6,850,487  $ 7,645,996  $3,966,284  $3,493,828
                               ----------  -----------  ----------  ----------


                                   NY        NY INS         OH
-------------------------------------------------------------------
  Gross unrealized:
   Appreciation                $7,731,427  $18,881,761  $9,751,680
   Depreciation                  (885,881)  (3,046,537)   (689,693)
                               ----------  -----------  ----------
  Net unrealized appreciation  $6,845,546  $15,835,224  $9,061,987
                               ----------  -----------  ----------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                 7. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

  AVERAGE DAILY NET ASSET VALUE       MANAGEMENT FEE
----------------------------------------------------
  For the first $125,000,000              .55 of 1%
  For the next $125,000,000             .5375 of 1
  For the next $250,000,000              .525 of 1
  For the next $500,000,000             .5125 of 1
  For the next $1,000,000,000              .5 of 1
  For net assets over $2,000,000,000     .475 of 1


                 The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, 12b-1 Service and Distribution fees, and to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of the California, Massachusetts, New York and Ohio Tax-Free Value Funds and .975 of 1% of the average daily net asset value of the California Insured, Massachusetts Insured and New York Insured Tax-Free Value Funds. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be voluntarily terminated at any time at its discretion.

                 The management fee referred to above compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pays no compensation directly to their Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995


                 8. COMPOSITION OF NET ASSETS
                 At August 31, 1995, the Funds had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                 CA          CA INS         MA         MA INS
---------------------------------------------------------------------------------
  Capital paid-in           $214,815,181  $202,886,474  $74,295,797  $59,968,392
  Balance of undistributed
   net investment income         --             35,778       30,123      --
  Distributions in excess
   of net investment in-
   come                          (19,922)      --           --            (6,362)
  Accumulated net realized
   gain (loss) from in-
   vestment
   transactions               (2,347,152)   (1,066,561)    (768,953)    (279,680)
  Net unrealized apprecia-
   tion of investments         6,850,487     7,645,996    3,966,284    3,493,828
                            ------------  ------------  -----------  -----------
   Net assets               $219,298,594  $209,501,687  $77,523,251  $63,176,178
                            ------------  ------------  -----------  -----------
  Authorized shares:
   Class A                    40,000,000    40,000,000  200,000,000  200,000,000
   Class C                    45,000,000    45,000,000  260,000,000  240,000,000
   Class R                    40,000,000    40,000,000   40,000,000   60,000,000
                            ------------  ------------  -----------  -----------


                                           NY          NY INS         OH
------------------------------------------------------------------------------
  Capital paid-in                     $155,017,359  $339,883,831 $163,706,524
  Balance of undistributed net in-
   vestment income                          77,506       114,175       70,724
  Distributions in excess of net in-
   vestment income                         --            --           --
  Accumulated net realized gain
   (loss) from investment
   transactions                         (1,223,340)      725,789     (676,963)
  Net unrealized appreciation of in-
   vestments                             6,845,546    15,835,224    9,061,987
                                      ------------  ------------ ------------
   Net assets                         $160,717,071  $356,559,019 $172,162,272
                                      ------------  ------------ ------------
  Authorized shares:
   Class A                             200,000,000   200,000,000  200,000,000
   Class C                             220,000,000   200,000,000  220,000,000
   Class R                              80,000,000   100,000,000   80,000,000
                                      ------------  ------------ ------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                 9. INVESTMENT COMPOSITION
                 Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                            CA   CA INS MA   MA INS
---------------------------------------------------
  Revenue bonds:
   Lease Rental Facilities    8%   19%   --%    1%
   Health Care Facilities    23    11    16    18
   Housing Facilities        11     5    19     2
   Educational Facilities    11    --    13    14
   Water/Sewer Facilities     5    12     2     1
   Transportation             2     4     3     1
   Pollution Control         --    --     2    --
   Electric Utilities         2     5     5     3
   Other                     22    24     1     1
  General Obligation Bonds    4     4    23    40
  Escrowed Bonds             12    16    16    19
---------------------------------------------------
                            100%  100%  100%  100%
                            ---   ---   ---   ---


                            NY   NY INS OH
--------------------------------------------
  Revenue bonds:
   Lease Rental Facilities   24%    4%    1%
   Health Care Facilities     2    10    17
   Housing Facilities        23    13     4
   Educational Facilities    13     9     4
   Water/Sewer Facilities     3    10    10
   Transportation             1    11     1
   Pollution Control          5     2    10
   Electric Utilities        --     1     4
   Other                     10     5     1
  General Obligation Bonds   10    18    34
  Escrowed Bonds              9    17    14
--------------------------------------------
                            100%  100%  100%
                            ---   ---   ---

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995


                 Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (35% for California, 100% for California Insured, 37% for Massachusetts, 100% for Massachusetts Insured, 15% for New York, 100% for New York Insured and 59% for Ohio). Such insurance, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

                 All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                 For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                       Income from investment
                                             operations              Less distributions
                         -------------------------------------------------------------------

                                                    Net realized
                          Net asset               and unrealized     Dividends
                              value           Net    gain (loss)      from net Distributions
                          beginning    investment           from    investment          from
                          of period        income investments+++        income capital gains
--------------------------------------------------------------------------------------------
 CA
--------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended 8/31/95       $10.100        $.310*         $.115       $(.275)@       $   --
 9/7/94 to 2/28/95           10.210         .270*         (.031)       (.275)         (.074)
 CLASS C
 6 mos. ended 8/31/95        10.100         .242*          .144        (.236)@           --
 9/19/94 to 2/28/95          10.040         .218*          .139        (.223)         (.074)
 CLASS R
 6 mos. ended 8/31/95        10.130         .285           .145        (.290)@           --
 Year ended 2/28/95          10.740         .582          (.531)       (.587)         (.074)
 2/28/94                     10.850         .598          (.054)       (.596)         (.058)
 2/28/93                     10.140         .633           .707        (.626)         (.004)
 8 mos. ended 2/29/92         9.920         .429           .218        (.427)            --
 Year ended 6/30/91           9.790         .639           .133        (.642)            --
 6/30/90                      9.850         .641          (.058)       (.643)            --
 6/30/89                      9.240         .649*          .610        (.649)            --
 6/30/88                      9.280         .647*         (.040)       (.647)            --
 6/30/87**                    9.600         .652*         (.320)       (.652)            --
--------------------------------------------------------------------------------------------
 CA INS
--------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended 8/31/95        10.250         .272*          .130        (.262)            --
 9/7/94 to 2/28/95           10.220         .255*          .068        (.265)         (.028)
 CLASS C
 6 mos. ended 8/31/95        10.150         .228*          .154        (.222)            --
 9/13/94 to 2/28/95          10.060         .210*          .123        (.215)         (.028)
 CLASS R
 6 mos. ended 8/31/95        10.230         .275           .142        (.277)            --
 Year ended, 2/28/95         10.670         .559          (.412)       (.559)         (.028)
 2/28/94                     10.850         .560          (.101)       (.556)         (.083)
 2/28/93                     10.010         .584           .871        (.579)         (.036)
 8 mos. ended 2/29/92         9.650         .401           .360        (.401)            --
 Year ended 6/30/91           9.480         .600           .176        (.606)            --
 6/30/90                      9.630         .608          (.151)       (.607)            --
 6/30/89                      9.020         .607           .610        (.607)            --
 6/30/88                      8.980         .600*          .040        (.600)            --
 6/30/87**                    9.600         .630*         (.620)       (.630)            --
--------------------------------------------------------------------------------------------

See notes on page 84.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

--------------------------------------------------------------------------------------------------------
Net asset value    Total return on
  end of period  net asset value++
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
        $10.250              4.25%
         10.100              2.52

         10.250              3.85
         10.100              3.71

         10.270              4.29

         10.130               .78
         10.740              5.08
         10.850             13.66

         10.140              6.61

          9.920              8.16
          9.790              6.14
          9.850             14.12
          9.240              6.87
          9.280              3.28
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

         10.390              3.96
         10.250              3.33

         10.310              3.79
         10.150              3.45

         10.370              4.12

         10.230              1.68
         10.670              4.27
         10.850             15.05

         10.010              7.99

          9.650              8.43
          9.480              4.93
          9.630             13.97
          9.020              7.44
          8.980              (.13)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                      Ratios/supplemental data
--------------------------------------------------------------------------------------------------------
                                        Ratio of net                          Ratio of net
                          Ratio of investment income            Ratio of investment income
    Net assets expenses to average    to average net expenses to average        to average
 end of period   net assets before     assets before    net assets after  net assets after     Portfolio
(in thousands)       reimbursement     reimbursement      reimbursement*    reimbursement* turnover rate
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      $  7,345              1.10%+            5.13%+               .99%+           5.24%+             8%
         3,146              1.41+             5.40+               1.00+            5.81+             32

           427              2.07+             4.16+               1.74+            4.49+              8
           200              2.41+             4.37+               1.75+            5.03+             32

       211,526               .72+             5.53+                .72+            5.53+              8

       208,080               .71              5.83                 .71             5.83              32
       218,430               .73              5.47                 .73             5.47              19
       183,215               .71              6.05                 .71             6.05               5

       133,377               .67+             6.30+                .67+            6.30+             --

       107,508               .69              6.48                 .69             6.48              15
        78,704               .69              6.51                 .69             6.51               8
        52,048               .77              6.77                 .75             6.79              22
        29,640               .88              6.91                 .70             7.09              48
        19,094              1.19              5.61                 .18             6.62              17
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

        10,007              1.07+             4.92+               1.03+            4.96+              5
         4,753              1.24+             5.26+               1.05+            5.45+             25

           907              1.86+             4.12+               1.76+            4.22+              5
           222              2.44+             4.05+               1.80+            4.69+             25

       198,587               .72+             5.28+                .72+            5.28+              5

       198,928               .70              5.60                 .70             5.60              25
       208,115               .71              5.12                 .71             5.12              14
       168,852               .75              5.72                 .75             5.72               9

       100,933               .64+             5.97+                .64+            5.97+              7

        74,551               .68              6.26                 .68             6.26              29
        50,625               .70              6.36                 .70             6.36              13
        35,032               .82              6.52                 .82             6.52              23
        22,394               .99              6.60                 .82             6.77              31
        16,192              1.06              5.59                 .17             6.48               4
--------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

--------------------------------------------------------------------------------

                                       Income from investment
                                             operations               Less distributions
                         -----------------------------------------------------------------------
                                                    Net realized
                          Net asset               and unrealized      Dividends
                              value           Net    gain (loss)       from net   Distributions
                          beginning    investment           from     investment            from
                          of period        income investments+++         income   capital gains
------------------------------------------------------------------------------------------------
 MA
------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended 8/31/95       $ 9.560        $.272*        $  .179         $(.261)           $ --
 9/7/94 to 2/28/95            9.540         .254*           .025          (.259)             --
 CLASS C
 6 mos. ended 8/31/95         9.510         .230*           .195          (.225)             --
 10/6/94 to 2/28/95           9.280         .188*           .254          (.212)             --
 CLASS R
 6 mos. ended 8/31/95         9.540         .269*           .194          (.273)             --
 Year ended
 2/28/95                      9.940         .541*          (.403)         (.538)             --
 2/28/94                      9.910         .543*           .038          (.541)          (.010)
 2/28/93                      9.210         .563*           .704          (.563)          (.004)
 3 mos. ended 2/29/92         9.130         .146            .077          (.143)             --
 Year ended
 11/30/91                     8.760         .577*           .375          (.582)             --
 11/30/90                     8.900         .587*          (.144)         (.583)             --
 11/30/89                     8.600         .587*           .300          (.587)             --
 11/30/88                     8.250         .581*           .350          (.581)             --
 12/10/86 to 11/30/87         9.600         .577*         (1.350)         (.577)             --
------------------------------------------------------------------------------------------------
 MA INS
------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended 8/31/95        10.060         .262*           .196          (.258)@            --
 9/7/94 to 2/28/95           10.030         .249*           .039          (.258)             --
 CLASS C
 6 mos. ended 8/31/95        10.040         .221            .199          (.220)@            --
 9/15/94 to 2/28/95           9.910         .202*           .137          (.209)             --
 CLASS R
 6 mos. ended 8/31/95        10.060         .267            .206          (.273)@            --
 Year ended
 2/28/95                     10.450         .545           (.386)         (.549)             --
 2/28/94                     10.440         .537              --          (.527)             --
 2/28/93                      9.650         .551            .784          (.545)             --
 2/29/92                      9.360         .570            .301          (.581)             --
 2/28/91                      9.140         .568            .219          (.567)             --
 2/28/90                      8.960         .571*           .178          (.569)             --
 2/28/89                      9.030         .576*          (.070)         (.576)             --
 2/29/88                      9.540         .582*          (.510)         (.582)             --
 12/10/86 to 2/28/87          9.600         .131*          (.060)         (.131)             --
------------------------------------------------------------------------------------------------

See notes on page 84.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

----------------------------------------------------------------------------------------------------
Net asset value    Total return on
  end of period  net asset value++
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
        $ 9.750              4.77%
          9.560              3.05

          9.710              4.51
          9.510              4.86

          9.730              4.90

          9.540              1.64
          9.940              5.96
          9.910             14.21

          9.210              2.44

          9.130             11.19
          8.760              5.21
          8.900             10.62
          8.600             11.56
          8.250             (8.19)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

         10.260              4.59
         10.060              2.99

         10.240              4.21
         10.040              3.52

         10.260              4.75

         10.060              1.77
         10.450              5.22
         10.440             14.28
          9.650              9.57
          9.360              8.95
          9.140              8.52
          8.960              5.84
          9.030              1.14
          9.540               .75
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                      Ratios/supplemental data
----------------------------------------------------------------------------------------------------
                                        Ratio of net                          Ratio of net
                          Ratio of investment income            Ratio of investment income
    Net assets expenses to average    to average net expenses to average        to average Portfolio
 end of period   net assets before     assets before    net assets after  net assets after  turnover
(in thousands)       reimbursement     reimbursement      reimbursement*    reimbursement*      rate
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
       $ 2,879              1.43%+            4.82%+              1.00%+            5.25%+        5%
         1,067              1.87+             4.88+               1.00+             5.75+        17

           225              3.32+             2.94+               1.75+             4.51+         5
           147              3.40+             3.46+               1.75+             5.11+        17

        74,419               .87+             5.40+                .75+             5.52+         5

        71,568               .77              5.75                 .75              5.77         17
        71,942               .81              5.32                 .75              5.38          3
        53,231               .87              5.79                 .75              5.91          5

        34,470               .71+             6.31+                .71+             6.31+         5

        31,150               .77              6.37                 .75              6.39         19
        20,829               .85              6.58                 .75              6.68         23
        15,513              1.09              6.30                 .75              6.64         31
         9,485              1.24              6.25                 .75              6.74         55
         5,681              1.54+             5.30+                .37+             6.47+        34
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

         3,569              1.19+             4.83+               1.13+             4.89+        --
         1,956              1.36+             5.13+               1.15+             5.34+        10

           528              1.85+             4.18+               1.85+             4.18+        --
           338              2.07+             4.41+               1.90+             4.58+        10

        59,079               .84+             5.19+                .84+             5.19+        --

        57,137               .79              5.54                 .79              5.54         10
        58,255               .84              5.09                 .84              5.09          3
        47,098               .86              5.47                 .86              5.47          2
        28,189               .72              5.93                 .72              5.93          5
        15,625               .85              6.19                 .85              6.19          6
         8,649              1.20              5.94                 .97              6.17         15
         5,404              1.87              5.54                 .97              6.44         41
         4,895              1.75              5.37                 .59              6.53         42
         2,312              5.18+              .64+                  --             5.82+        --
----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

--------------------------------------------------------------------------------

                                   Income from investment
                                         operations              Less distributions
                         ---------------------------------------------------------------
                                                Net realized
                      Net asset               and unrealized     Dividends
                          value           Net    gain (loss)      from net Distributions
                      beginning    investment           from    investment          from
                      of period        income investments+++        income capital gains
----------------------------------------------------------------------------------------
 NY
----------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended 8/31/95   $10.120        $.298*        $ .198        $(.276)    $   --
 9/7/94 to 2/28/95       10.230         .277*         (.067)        (.273)     (.047)
 CLASS C
 6 mos. ended 8/31/95    10.110         .262*          .227         (.239)        --
 9/14/94 to 2/28/95      10.110         .231*          .038         (.222)     (.047)
 CLASS R
 6 mos. ended 8/31/95    10.150         .288*          .223         (.291)        --
 Year ended,
 2/28/95                 10.720         .579          (.529)        (.573)     (.047)
 2/28/94                 10.610         .578*          .161         (.580)     (.049)
 2/28/93                  9.880         .603*          .806         (.598)     (.081)
 3 mos. ended 2/29/92     9.820         .163           .053         (.156)        --
 Year ended
 11/30/91                 9.380         .629*          .441         (.630)        --
 11/30/90                 9.560         .631*         (.181)        (.630)        --
 11/30/89                 9.180         .633*          .380         (.633)        --
 11/30/88                 8.760         .625*          .420         (.625)        --
 12/10/86 to 11/30/87     9.600         .612*         (.840)        (.612)        --
----------------------------------------------------------------------------------------
 NY INS
----------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended 8/31/95    10.150         .274           .187         (.261)        --
 9/7/94 to 2/28/95       10.160         .253*          .037         (.260)     (.040)***
 CLASS C
 6 mos. ended 8/31/95    10.120         .233           .229         (.222)        --
 9/14/94 to 2/28/95      10.030         .207*          .133         (.210)     (.040)***
 CLASS R
 6 mos. ended 8/31/95    10.150         .273           .205         (.278)        --
 Year ended
 2/28/95                 10.630         .555          (.440)        (.555)     (.040)***
 2/28/94                 10.620         .550           .035         (.543)     (.032)
 2/28/93                  9.780         .566           .849         (.562)     (.013)
 2/29/92                  9.320         .590           .467         (.597)        --
 2/28/91                  9.250         .598           .068         (.596)        --
 2/28/90                  9.060         .596           .190         (.596)        --
 2/28/89                  9.100         .593*         (.040)        (.593)        --
 2/29/88                  9.830         .606*         (.730)        (.606)        --
 12/10/86 to 2/28/87      9.600         .130*          .230         (.130)        --
----------------------------------------------------------------------------------------

See notes on page 84.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

--------------------------------------------------------------------------------------------------------
Net asset value    Total return on
  end of period  net asset value++
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
        $10.340              4.95%
         10.120              2.21

         10.360              4.88
         10.110              2.80

         10.370              5.10

         10.150               .75
         10.720              7.10
         10.610             14.79

          9.880              2.21

          9.820             11.79
          9.380              4.92
          9.560             11.34
          9.180             12.20
          8.760             (2.44)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

         10.350              4.57
         10.150              3.01

         10.360              4.60
         10.120              3.53

         10.350              4.76

         10.150              1.37
         10.630              5.57
         10.620             14.96
          9.780             11.66
          9.320              7.61
          9.250              8.75
          9.060              6.37
          9.100              (.85)
          9.830              3.76
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                        Ratios/supplemental data
--------------------------------------------------------------------------------------------------------
                                        Ratio of net                          Ratio of net
                          Ratio of investment income            Ratio of investment income
    Net assets expenses to average    to average net expenses to average        to average
 end of period   net assets before     assets before    net assets after  net assets after     Portfolio
(in thousands)       reimbursement     reimbursement      reimbursement*    reimbursement* turnover rate
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
       $11,114              1.08%+            5.21%+              1.00%+            5.29%+           24%
         3,189              1.56+             5.31+               1.00+             5.87+            29

           423              2.47+             3.82+               1.75+             4.54+            24
            86              7.97+            (1.06)+              1.75+             5.16+            29

       149,180               .78+             5.53+                .75+             5.56+            24

       149,454               .74              5.79                 .74              5.79             29
       146,297               .78              5.30                 .75              5.33             15
       107,146               .84              5.75                 .75              5.84             12

        66,491               .75+             6.27+                .75+             6.27+            16

        59,351               .79              6.46                 .75              6.50             19
        44,347               .81              6.59                 .75              6.65             51
        29,040               .98              6.40                 .75              6.63             85
        14,975              1.09              6.55                 .75              6.89             71
         8,239              1.38+             5.45+                .37+             6.46+            20
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

        17,733               .98+             4.97+                .98+             4.97+             6
         7,258              1.13+             5.33+               1.05+             5.41+            11

           900              1.74+             4.20+               1.74+             4.20+             6
           285              2.32+             4.13+               1.80+             4.65+            11

       337,926               .68+             5.28+                .68+             5.28+             6

       345,121               .65              5.57                 .65              5.57             11
       388,176               .68              5.11                 .68              5.11              5
       314,877               .73              5.56                 .73              5.56              6
       167,048               .69              6.08                 .69              6.08              4
        80,484               .73              6.46                 .73              6.46             13
        40,372               .85              6.35                 .85              6.35             30
        20,206              1.05              6.50                 .97              6.58             62
        14,078              1.12              6.22                 .61              6.73             36
         5,177              3.19+             1.78+                 --              4.97+            --
--------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

--------------------------------------------------------------------------------

                                       Income from investment
                                             operations              Less distributions
                         -------------------------------------------------------------------
                                                    Net realized
                          Net asset               and unrealized     Dividends
                              value           Net    gain (loss)      from net Distributions
                          beginning    investment           from    investment          from
                          of period        income investments+++        income capital gains
--------------------------------------------------------------------------------------------
 OH
--------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended 8/31/95       $10.200        $.282*        $ .150        $(.272)         $  --
 9/7/94 to 2/28/95           10.160         .266*          .087         (.272)        (.041)
 CLASS C
 6 mos. ended 8/31/95        10.160         .239*          .144         (.233)            --
 9/16/94 to 2/28/95          10.070         .219*          .133         (.221)        (.041)
 CLASS R
 6 mos. ended 8/31/95        10.180         .282*          .162         (.284)            --
 Year ended
 2/28/95                     10.610         .568          (.388)        (.569)        (.041)
 2/28/94                     10.580         .570*          .087         (.565)        (.062)
 2/28/93                      9.870         .595*          .728         (.589)        (.024)
 3 mos. ended 2/29/92         9.770         .154           .126         (.153)        (.027)
 Year ended
 11/30/91                     9.530         .619           .287         (.624)        (.042)
 11/30/90                     9.550         .624           .003         (.624)        (.023)
 11/30/89                     9.040         .629*          .510         (.629)            --
 11/30/88                     8.610         .626*          .430         (.626)            --
 12/10/86 to 11/30/87         9.600         .600*         (.990)        (.600)            --
--------------------------------------------------------------------------------------------

* Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable. See note 7 of Notes to Financial Statements.
** Shares in the California and California Insured Funds were first offered for sale on July 1, 1986.
*** The amounts shown include distributions in excess of capital gains of $.0015 per share.
+ Annualized.
++ Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gain distributions if any, and changes in net asset value per share.
+++ Net of taxes, if applicable. See note 1 of Notes to Financial Statements.
@ The amounts shown include distributions in excess of net investment income of $.001 per share.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

--------------------------------------------------------------------------------------------------------
Net asset value    Total return on
  end of period  net asset value++
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
        $10.360              4.28%
         10.200              3.63

         10.310               3.80
         10.160              3.63

         10.340              4.41

         10.180              1.99
         10.610              6.30
         10.580             13.88

          9.870              2.87

          9.770              9.84
          9.530              6.86
          9.550             12.97
          9.040             12.56
          8.610             (4.10)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                        Ratios/supplemental data
--------------------------------------------------------------------------------------------------------
                                        Ratio of net                          Ratio of net
                          Ratio of investment income            Ratio of investment income
    Net assets expenses to average    to average net expenses to average        to average
 end of period   net assets before     assets before    net assets after  net assets after     Portfolio
(in thousands)       reimbursement     reimbursement      reimbursement*    reimbursement* turnover rate
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      $  8,157              1.13%+            5.04%+              1.00%+            5.17%+           20%
         4,320              1.27+             5.40+               1.00+             5.67+            28

         1,324              1.81+             4.37+               1.75+             4.43+            20
           901              2.09+             4.58+               1.75+             4.92+            28

       162,682               .79+             5.39+                .75+             5.43+            20

       162,231               .73              5.70                 .73              5.70             28
       167,448               .75              5.28                 .75              5.28              9
       133,797               .84              5.77                 .75              5.86             13

        90,121               .70+             6.16+                .70+             6.16+             3

        81,649               .71              6.37                 .71              6.37             16
        56,887               .74              6.61                 .74              6.61             38
        37,714               .82              6.59                 .75              6.66             66
        20,144               .98              6.71                 .75              6.94             55
         9,135              1.33+             5.59+                .39+             6.53+            26
--------------------------------------------------------------------------------------------------------

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